UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23504

AIM ETF PRODUCTS TRUST

On behalf of the following series:

AllianzIM U.S. Large Cap Buffer10 Jan ETF (Ticker: JANT)

AllianzIM U.S. Large Cap Buffer20 Jan ETF (Ticker: JANW)

AllianzIM U.S. Large Cap Buffer10 Feb ETF (Ticker: FEBT)

AllianzIM U.S. Large Cap Buffer20 Feb ETF (Ticker: FEBW)

AllianzIM U.S. Large Cap Buffer10 Mar ETF (Ticker: MART)

AllianzIM U.S. Large Cap Buffer20 Mar ETF (Ticker: MARW)

AllianzIM U.S. Large Cap Buffer10 Apr ETF (Ticker: APRT)

AllianzIM U.S. Large Cap Buffer20 Apr ETF (Ticker: APRW)

AllianzIM U.S. Large Cap Buffer10 May ETF (Ticker: MAYT)

AllianzIM U.S. Large Cap Buffer20 May ETF (Ticker: MAYW)

AllianzIM U.S. Large Cap Buffer10 Jul ETF (Ticker: JULT)

AllianzIM U.S. Large Cap Buffer20 Jul ETF (Ticker: JULW)

AllianzIM U.S. Large Cap Buffer10 Oct ETF (Ticker: OCTT)

AllianzIM U.S. Large Cap Buffer20 Oct ETF (Ticker:  OCTW)

AllianzIM U.S. Large Cap Buffer10 Nov ETF (Ticker: NVBT)

AllianzIM U.S. Large Cap Buffer20 Nov ETF (Ticker: NVBW)

AllianzIM U.S. Large Cap Buffer10 Dec ETF (Ticker: DECT)

AllianzIM U.S. Large Cap Buffer20 Dec ETF (Ticker: DECW)

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (Ticker: SIXO)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (Ticker: SIXJ)

(Exact name of registrant as specified in charter)

5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297

(Address of principal executive offices) (Zip Code)

Erik T. Nelson, Chief Legal Officer 5701 Golden Hills Drive Minneapolis, MN 55416-1297

(Name and address of agent for service)

Registrant's telephone number, including area code: (763) 765-7453

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

BUFFERED Exchange-Traded Funds

AllianzIM U.S. Large Cap Buffer10 Jan ETF | JANT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Jan ETF | JANW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Feb ETF | FEBT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Feb ETF | FEBW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Mar ETF | MART | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Mar ETF | MARW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Apr ETF | APRT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Apr ETF | APRW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 May ETF | MAYT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 May ETF | MAYW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Jul ETF | JULT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Jul ETF | JULW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Oct ETF | OCTT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Oct ETF | OCTW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Nov ETF | NVBT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Nov ETF | NVBW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Dec ETF | DECT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Dec ETF | DECW | NYSE Arca

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF | SIXJ | NYSE Arca

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF | SIXO | NYSE Arca

Want to know more?

→	www.allianzIMetfs.com
→	1-877-429-3837

ETF-151 (R-4/2023)

AIM ETF PRODUCTS TRUST

Letter from the President (unaudited)

Dear Shareholders,

Thank you for being an investor in the AllianzIM Buffered Exchange-Traded Funds (“ETFs”). As part of one of the largest asset management and diversified insurance companies in the world, Allianz Investment Management LLC (“AllianzIM”) maintains a long track record of developing and executing risk management strategies. The AllianzIM Buffered ETFs (the “Funds”) are risk mitigation solutions which seek to provide downside risk mitigation through a Buffer against the first 10% and 20% of market losses and offer upside potential by tracking market returns up to a stated Cap. The AllianzIM ETF platform offers 20 Buffered ETFs, including both 12-month and 6-month Outcome Period solutions with additional funds expected to launch in 2023. In early 2023, the ETF platform surpassed $1 billion in total assets under management as the ETF suite reflects the critical role these solutions can play in investors’ portfolios.

For the six month period that ended April 30, 2023, the S&P 500 Price Return Index(1) returned 7.68%. The path of the equity market has been heavily influenced by the perception of Federal Reserve (the “Fed”) policy and its direction over the past six months, and the uncertain outlook has been especially difficult for investors to navigate. The Fed finally began to slow rate hikes late last year, from a peak of 75 basis points(2) increase at each meeting, but opened the door for optionality as they adopted a data-dependent policy path. The challenge with a data-dependent Fed policy is simply just that, as backward looking data may not offer a timely view of what lies ahead. Investors are left with the interpretation of the data to decipher which direction Fed policy is headed next. As inflation and labor market data moved in a non-linear fashion over the last six months, market participants were left to interpret the subsequent effect on monetary policy and the outlook became less certain. Subtle shifts in economic data in either direction brought about some notable changes in market prices for both the bond and equity markets. Despite it being a bumpy and volatile road to get to where we are at today, the direction of travel for markets over the medium term was more noticeable with long-term interest rates moving slightly lower and equity prices moving higher. Looking forward, while there might be more clarity on the path of Fed policy, with a conditional pause in rate hikes, the lagging effects of previous policy decisions puts recession risks on the horizon and could lead to further volatility in markets.

The Allianz Life Insurance Company of North America (“Allianz Life”) Q1 2023 Quarterly Market Perceptions Study(3) highlighted investors’ sentiment. The study noted that most Americans are still very cautious about investing. More than half (63%) are keeping more money out of the market than they think they should and 62% would rather have their money sit in cash than endure market swings. Given the economic backdrop and investor sentiment, we believe investment solutions offer built-in risk mitigation with upside potential can be an important component of a diversified portfolio by seeking to keep investors in the market and eliminate challenges in trying to time the market. In addition, more Americans are expressing concerns about their long-term financial health and ability to afford the lifestyle they want in retirement. The larger the loss, the greater the return it takes to rebuild back to the original value. But with AllianzIM Buffered ETFs, investors may not have to overcome as much to break even and increase the probability of maintaining their lifestyle goal.

For more information regarding the Funds, please contact your investment professional or call 877-4AZ-ETFS. Furthermore, please visit our website at www.allianzIMetfs.com to learn more about the Funds.

Sincerely,

Brian J. Muench, CFA®

President

AIM ETF Products Trust

Allianz Investment Management LLC is a registered investment adviser and a wholly owned subsidiary of Allianz Life Insurance Company of North America.

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.
(2)	A basis point equals 0.01 of 1%.
(3)	Allianz Life 2023 Q1 Quarterly Market Perceptions Study, conducted online in March 2023 with a nationally representative sample of 1,005 respondents age 18+.

AIM ETF PRODUCTS TRUST

Letter from the President (unaudited) (continued)

The views expressed above reflect the views of Allianz Investment Management LLC as of 5/2023. These views may change as the market or conditions change. This report is not intended to be used to provide financial advice and does not address or account for an individual’s circumstances. Past performance does not guarantee future results and no forecast should be considered a guarantee either.

Must be preceded or accompanied by a prospectus.

Investment involves risk, including possible loss of principal. There is no guarantee the funds will achieve their investment objectives and may not be suitable for all investors.

Investors may lose their entire investment, regardless of when they purchase shares, and even if they hold shares for an entire Outcome Period. Full extent of Caps and Buffers only apply if held for stated Outcome Period and are not guaranteed. The Cap may increase or decrease and may vary significantly. An investor who purchases Fund Shares after the Outcome Period has begun or sells Fund Shares prior to the end of the Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period. There is no guarantee that the Cap will remain the same after the end of the Outcome Period.

The Buffered Outcome ETFs’ investment strategies are different from more typical investment products, and the Funds may be unsuitable for some investors. It is important that investors understand the investment strategy before making an investment. For more information regarding whether an investment in the Funds is right for you, please see the prospectus including “Investor Considerations.”

Distributed by Foreside Fund Services, LLC.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 JAN ETF

Fund Performance Overview (unaudited)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Jan ETF (‘‘JANT’’) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (December 31, 2020*) to April 30, 2023.

AllianzIM U.S. Large Cap Buffer10 Jan ETF Growth of a Hypothetical $10,000 Investment at April 30, 2023

AllianzIM U.S. Large Cap Buffer10 Jan ETF (NAV) ($10,915)

AllianzIM U.S. Large Cap Buffer10 Jan ETF (Market) ($10,894)

S&P 500 Price Return IndexSM ($11,101)

Average Annual Return as of April 30, 2023

	One Year	Since Inception (December 31, 2020)*
AllianzIM U.S. Large Cap Buffer10 Jan ETF (NAV)	5.65%	3.83%
AllianzIM U.S. Large Cap Buffer10 Jan ETF (Market Price)	5.80%	3.75%
S&P 500 Price Return IndexSM	0.91%	4.59%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date, December 31, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of JANT were listed on the NYSE Arca, Inc. on January 4, 2021.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 JAN ETF

Fund Performance Overview (unaudited)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Jan ETF (‘‘JANW’’) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (December 31, 2020*) to April 30, 2023.

AllianzIM U.S. Large Cap Buffer20 Jan ETF Growth of a Hypothetical $10,000 Investment at April 30, 2023

AllianzIM U.S. Large Cap Buffer20 Jan ETF (NAV) ($11,161)

AllianzIM U.S. Large Cap Buffer20 Jan ETF (Market) ($11,138)

S&P 500 Price Return IndexSM ($11,101)

Average Annual Return as of April 30, 2023

	One Year	Since Inception (December 31, 2020)*
AllianzIM U.S. Large Cap Buffer20 Jan ETF (NAV)	10.70%	4.83%
AllianzIM U.S. Large Cap Buffer20 Jan ETF (Market Price)	10.41%	4.74%
S&P 500 Price Return IndexSM	0.91%	4.59%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date, December 31, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of JANW were listed on the NYSE Arca, Inc. on January 4, 2021.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 APR ETF

Fund Performance Overview (unaudited)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Apr ETF (‘‘APRT’’) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (May 28, 2020*) to April 30, 2023.

AllianzIM U.S. Large Cap Buffer10 Apr ETF Growth of a Hypothetical $10,000 Investment at April 30, 2023

AllianzIM U.S. Large Cap Buffer10 Apr ETF (NAV) ($12,528)

AllianzIM U.S. Large Cap Buffer10 Apr ETF (Market) ($12,510)

S&P 500 Price Return IndexSM ($13,762)

Average Annual Return as of April 30, 2023

	One Year	Since Inception (May 28, 2020)*
AllianzIM U.S. Large Cap Buffer10 Apr ETF (NAV)	7.03%	8.01%
AllianzIM U.S. Large Cap Buffer10 Apr ETF (Market Price)	7.11%	7.98%
S&P 500 Price Return IndexSM	0.91%	11.54%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date, May 28, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of APRT were listed on the NYSE Arca, Inc. on June 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 APR ETF

Fund Performance Overview (unaudited)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Apr ETF (‘‘APRW’’) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (May 28, 2020*) to April 30, 2023.

AllianzIM U.S. Large Cap Buffer20 Apr ETF Growth of a Hypothetical $10,000 Investment at April 30, 2023

AllianzIM U.S. Large Cap Buffer20 Apr ETF (NAV) ($11,213)

AllianzIM U.S. Large Cap Buffer20 Apr ETF (Market) ($11,196)

S&P 500 Price Return IndexSM ($13,762)

Average Annual Return as of April 30, 2023

	One Year	Since Inception (May 28, 2020)*
AllianzIM U.S. Large Cap Buffer20 Apr ETF (NAV)	4.51%	3.99%
AllianzIM U.S. Large Cap Buffer20 Apr ETF (Market Price)	4.18%	3.95%
S&P 500 Price Return IndexSM	0.91%	11.54%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date, May 28, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of APRW were listed on the NYSE Arca, Inc. on June 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 JUL ETF

Fund Performance Overview (unaudited)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Jul ETF (‘‘JULT’’) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (June 30, 2020*) to April 30, 2023.

AllianzIM U.S. Large Cap Buffer10 Jul ETF Growth of a Hypothetical $10,000 Investment at April 30, 2023

AllianzIM U.S. Large Cap Buffer10 Jul ETF (NAV) ($12,315)

AllianzIM U.S. Large Cap Buffer10 Jul ETF (Market) ($12,301)

S&P 500 Price Return IndexSM ($13,449)

Average Annual Return as of April 30, 2023

	One Year	Since Inception (June 30, 2020)*
AllianzIM U.S. Large Cap Buffer10 Jul ETF (NAV)	7.56%	7.63%
AllianzIM U.S. Large Cap Buffer10 Jul ETF (Market Price)	7.83%	7.58%
S&P 500 Price Return IndexSM	0.91%	11.03%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date, June 30, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of JULT were listed on the NYSE Arca, Inc. on July 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 JUL ETF

Fund Performance Overview (unaudited)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Jul ETF (‘‘JULW’’) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (June 30, 2020*) to April 30, 2023.

AllianzIM U.S. Large Cap Buffer20 Jul ETF Growth of a Hypothetical $10,000 Investment at April 30, 2023

AllianzIM U.S. Large Cap Buffer20 Jul ETF (NAV) ($11,683)

AllianzIM U.S. Large Cap Buffer20 Jul ETF (Market) ($11,653)

S&P 500 Price Return IndexSM ($13,449)

Average Annual Return as of April 30, 2023

	One Year	Since Inception (June 30, 2020)*
AllianzIM U.S. Large Cap Buffer20 Jul ETF (NAV)	7.83%	5.65%
AllianzIM U.S. Large Cap Buffer20 Jul ETF (Market Price)	7.61%	5.55%
S&P 500 Price Return IndexSM	0.91%	11.03%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date, June 30, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of JULW were listed on the NYSE Arca, Inc. on July 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 OCT ETF

Fund Performance Overview (unaudited)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Oct ETF (‘‘OCTT’’) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (September 30, 2020*) to April 30, 2023.

AllianzIM U.S. Large Cap Buffer10 Oct ETF Growth of a Hypothetical $10,000 Investment at April 30, 2023

AllianzIM U.S. Large Cap Buffer10 Oct ETF (NAV) ($12,217)

AllianzIM U.S. Large Cap Buffer10 Oct ETF (Market) ($12,210)

S&P 500 Price Return IndexSM ($12,398)

Average Annual Return as of April 30, 2023

	One Year	Since Inception (September 30, 2020)*
AllianzIM U.S. Large Cap Buffer10 Oct ETF (NAV)	7.65%	8.07%
AllianzIM U.S. Large Cap Buffer10 Oct ETF (Market Price)	7.90%	8.04%
S&P 500 Price Return IndexSM	0.91%	8.69%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date, September 30, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of OCTT were listed on the NYSE Arca, Inc. on October 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 OCT ETF

Fund Performance Overview (unaudited)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Oct ETF (‘‘OCTW’’) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (September 30, 2020*) to April 30, 2023.

AllianzIM U.S. Large Cap Buffer20 Oct ETF Growth of a Hypothetical $10,000 Investment at April 30, 2023

AllianzIM U.S. Large Cap Buffer20 Oct ETF (NAV) ($11,798)

AllianzIM U.S. Large Cap Buffer20 Oct ETF (Market) ($11,784)

S&P 500 Price Return IndexSM ($12,398)

Average Annual Return as of April 30, 2023

	One Year	Since Inception (September 30, 2020)*
AllianzIM U.S. Large Cap Buffer20 Oct ETF (NAV)	10.22%	6.62%
AllianzIM U.S. Large Cap Buffer20 Oct ETF (Market Price)	10.46%	6.57%
S&P 500 Price Return IndexSM	0.91%	8.69%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date, September 30, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of OCTW were listed on the NYSE Arca, Inc. on October 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund share.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP 6 MONTH BUFFER10 JAN/JUL ETF

Fund Performance Overview (unaudited)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (‘‘SIXJ’’) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (December 31, 2021*) to April 30, 2023.

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF Growth of a Hypothetical $10,000 Investment at April 30, 2023

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (NAV) ($9,625)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (Market) ($9,608)

S&P 500 Price Return IndexSM ($8,748)

Average Annual Return as of April 30, 2023

	One Year	Since Inception (December 31, 2021)*
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (NAV)	1.84%	(2.83)%
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (Market Price)	1.91%	(2.97)%
S&P 500 Price Return IndexSM	0.91%	(9.58)%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date, December 31, 2021, is the date the Fund started accruing expenses and commenced operations. Shares of SIXJ were listed on the NYSE Arca, Inc. on January 4, 2022.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP 6 MONTH BUFFER10 APR/OCT ETF

Fund Performance Overview (unaudited)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (‘‘SIXO’’) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (September 30, 2021*) to April 30, 2023.

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF Growth of a Hypothetical $10,000 Investment at April 30, 2023

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (NAV) ($10,611)

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (Market) ($10,608)

S&P 500 Price Return IndexSM ($9,679)

Average Annual Return as of April 30, 2023

	One Year	Since Inception (September 30, 2021)*
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (NAV)	6.20%	3.82%
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (Market Price)	6.39%	3.80%
S&P 500 Price Return IndexSM	0.91%	(2.04)%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

*	The inception date, September 30, 2021, is the date the Fund started accruing expenses and commenced operations. Shares of SIXO were listed on the NYSE Arca, Inc. on October 1, 2021.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.allianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

As stated in the current prospectus, the expense ratio is 0.74%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jan ETF

Schedule of Investments

April 30, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 99.2%
Options on ETF – 99.2%
SPDR S&P 500 ETF Trust	December 2023	$2.83	1,904	$538,832	$77,804,733
Total Options Purchased – Calls (Cost $72,238,994)				538,832	77,804,733
OPTION PURCHASED – PUTS(b) – 2.9%
Options on ETF – 2.9%
SPDR S&P 500 ETF Trust	December 2023	382.39	1,904	72,807,056	2,274,385
Total Options Purchased – Puts (Cost $3,889,764)				72,807,056	2,274,385
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Banco Bilbao Vizcaya Argentaria SA, Madrid, 4.180%, 5/01/23(c)				$541,971	541,971
Total Short-Term Investments (Cost $541,971)					541,971
Total Investments – 102.8% (Cost $76,670,729)					80,621,089
Other assets less liabilities – (2.8)%					(2,170,644)
Net Assets – 100.0%					$78,450,445

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,904	$471.92	December 2023	$1,840,641	$89,853,568	$(763,180)
				$1,840,641	$89,853,568	$(763,180)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,904	$344.19	December 2023	$2,005,431	$65,533,776	$(1,224,672)
				$2,005,431	$65,533,776	$(1,224,672)
TOTAL OPTIONS WRITTEN				$3,846,072	$155,387,344	$(1,987,852)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Schedule of Investments

April 30, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 100.9%
Options on ETF – 100.9%
SPDR S&P 500 ETF Trust	December 2023	$2.87	2,482	$712,334	$101,414,521
Total Options Purchased – Calls (Cost $93,055,866)				712,334	101,414,521
OPTION PURCHASED – PUTS(b) – 3.0%
Options on ETF – 3.0%
SPDR S&P 500 ETF Trust	December 2023	382.47	2,482	94,929,054	2,968,596
Total Options Purchased – Puts (Cost $6,736,014)				94,929,054	2,968,596
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Banco Bilbao Vizcaya Argentaria SA, Madrid, 4.180%, 5/01/23(c)				$731,144	731,144
Total Short-Term Investments (Cost $731,144)					731,144
Total Investments – 104.6% (Cost $100,523,024)					105,114,261
Other assets less liabilities – (4.6)%					(4,667,489)
Net Assets – 100.0%					$100,446,772

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,482	$441.71	December 2023	$3,360,373	$109,632,422	$(3,562,241)
				$3,360,373	$109,632,422	$(3,562,241)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,482	$305.94	December 2023	$2,203,898	$75,934,308	$(874,036)
				$2,203,898	$75,934,308	$(874,036)
TOTAL OPTIONS WRITTEN				$5,564,271	$185,566,730	$(4,436,277)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Feb ETF

Schedule of Investments

April 30, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.2%
Options on ETF – 98.2%
SPDR S&P 500 ETF Trust	January 2024	$3.01	769	$231,469	$31,409,836
Total Options Purchased – Calls (Cost $30,918,924)				231,469	31,409,836
OPTION PURCHASED – PUTS(b) – 4.4%
Options on ETF – 4.4%
SPDR S&P 500 ETF Trust	January 2024	406.44	769	31,255,236	1,416,360
Total Options Purchased – Puts (Cost $1,723,776)				31,255,236	1,416,360
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Sumitomo Corporation, Tokyo, 4.180%, 5/01/23(c)				$217,914	217,914
Total Short-Term Investments (Cost $217,914)					217,914
Total Investments – 103.3% (Cost $32,860,614)					33,044,110
Other assets less liabilities – (3.3)%					(1,041,842)
Net Assets – 100.0%					$32,002,268

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	769	$486.88	January 2024	$412,678	$37,441,072	$(213,720)
				$412,678	$37,441,072	$(213,720)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	769	$365.83	January 2024	$1,004,504	$28,132,327	$(774,545)
				$1,004,504	$28,132,327	$(774,545)
TOTAL OPTIONS WRITTEN				$1,417,182	$65,573,399	$(988,265)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Feb ETF

Schedule of Investments

April 30, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.4%
Options on ETF – 98.4%
SPDR S&P 500 ETF Trust	January 2024	$3.05	1,337	$407,785	$54,604,697
Total Options Purchased – Calls (Cost $53,408,818)				407,785	54,604,697
OPTION PURCHASED – PUTS(b) – 4.4%
Options on ETF – 4.4%
SPDR S&P 500 ETF Trust	January 2024	406.52	1,337	54,351,724	2,465,375
Total Options Purchased – Puts (Cost $3,178,558)				54,351,724	2,465,375
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
ANZ Bank Ltd., London, 4.180%, 5/01/23(c)				$416,954	416,954
Total Short-Term Investments (Cost $416,954)					416,954
Total Investments – 103.6% (Cost $57,004,330)					57,487,026
Other assets less liabilities – (3.6)%					(1,996,571)
Net Assets – 100.0%					$55,490,455

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,337	$460.34	January 2024	$1,531,225	$61,547,458	$(1,195,799)
				$1,531,225	$61,547,458	$(1,195,799)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,337	$325.18	January 2024	$970,728	$43,476,566	$(718,076)
				$970,728	$43,476,566	$(718,076)
TOTAL OPTIONS WRITTEN				$2,501,953	$105,024,024	$(1,913,875)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Mar ETF

Schedule of Investments

April 30, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 99.0%
Options on ETF – 99.0%
SPDR S&P 500 ETF Trust	February 2024	$2.93	205	$60,065	$8,380,410
Total Options Purchased – Calls (Cost $7,953,909)				60,065	8,380,410
OPTION PURCHASED – PUTS(b) – 4.1%
Options on ETF – 4.1%
SPDR S&P 500 ETF Trust	February 2024	396.22	205	8,122,510	345,329
Total Options Purchased – Puts (Cost $491,704)				8,122,510	345,329
Total Investments – 103.1% (Cost $8,445,613)					8,725,739
Other assets less liabilities – (3.1)%					(264,343)
Net Assets – 100.0%					$8,461,396

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	205	$477.02	February 2024	$96,999	$9,778,910	$(117,246)
				$96,999	$9,778,910	$(117,246)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	205	$356.63	February 2024	$276,864	$7,310,915	$(195,756)
				$276,864	$7,310,915	$(195,756)
TOTAL OPTIONS WRITTEN				$373,863	$17,089,825	$(313,002)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Mar ETF

Schedule of Investments

April 30, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 100.1%
Options on ETF – 100.1%
SPDR S&P 500 ETF Trust	February 2024	$2.97	694	$206,118	$28,368,103
Total Options Purchased – Calls (Cost $26,918,426)				206,118	28,368,103
OPTION PURCHASED – PUTS(b) – 4.1%
Options on ETF – 4.1%
SPDR S&P 500 ETF Trust	February 2024	396.30	694	27,503,220	1,170,362
Total Options Purchased – Puts (Cost $1,709,922)				27,503,220	1,170,362
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Banco Bilbao Vizcaya Argentaria SA, Madrid, 4.180%, 5/01/23(c)				$196,358	196,358
Total Short-Term Investments (Cost $196,358)					196,358
Total Investments – 104.9% (Cost $28,824,706)					29,734,823
Other assets less liabilities – (4.9)%					(1,391,139)
Net Assets – 100.0%					$28,343,684

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	694	$451.82	February 2024	$751,091	$31,356,308	$(994,932)
				$751,091	$31,356,308	$(994,932)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	694	$317.01	February 2024	$524,572	$22,000,494	$(367,452)
				$524,572	$22,000,494	$(367,452)
TOTAL OPTIONS WRITTEN				$1,275,663	$53,356,802	$(1,362,384)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Schedule of Investments

April 30, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.2%
Options on ETF – 98.2%
SPDR S&P 500 ETF Trust	March 2024	$3.03	955	$289,365	$38,903,768
Total Options Purchased – Calls (Cost $38,231,852)				289,365	38,903,768
OPTION PURCHASED – PUTS(b) – 5.2%
Options on ETF – 5.2%
SPDR S&P 500 ETF Trust	March 2024	409.35	955	39,092,925	2,071,156
Total Options Purchased – Puts (Cost $2,424,266)				39,092,925	2,071,156
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
China Construction Bank Corp., New York, 4.180%, 5/01/23(c)				$313,260	313,260
Total Short-Term Investments (Cost $313,260)					313,260
Total Investments – 104.2% (Cost $40,969,378)					41,288,184
Other assets less liabilities – (4.2)%					(1,650,484)
Net Assets – 100.0%					$39,637,700

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	955	$486.60	March 2024	$440,959	$46,470,300	$(439,157)
				$440,959	$46,470,300	$(439,157)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	955	$368.45	March 2024	$1,407,068	$35,186,975	$(1,192,088)
				$1,407,068	$35,186,975	$(1,192,088)
TOTAL OPTIONS WRITTEN				$1,848,027	$81,657,275	$(1,631,245)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Apr ETF

Schedule of Investments

April 30, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.5%
Options on ETF – 98.5%
SPDR S&P 500 ETF Trust	March 2024	$3.07	3,796	$1,165,372	$154,622,924
Total Options Purchased – Calls (Cost $152,172,303)				1,165,372	154,622,924
OPTION PURCHASED – PUTS(b) – 5.3%
Options on ETF – 5.3%
SPDR S&P 500 ETF Trust	March 2024	409.43	3,796	155,419,628	8,290,464
Total Options Purchased – Puts (Cost $9,541,459)				155,419,628	8,290,464
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Banco Bilbao Vizcaya Argentaria SA, Madrid, 4.180%, 5/01/23(c)				$1,162,875	1,162,875
Total Short-Term Investments (Cost $1,162,875)					1,162,875
Total Investments – 104.5% (Cost $162,876,637)					164,076,263
Other assets less liabilities – (4.5)%					(7,076,765)
Net Assets – 100.0%					$156,999,498

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,796	$461.38	March 2024	$4,278,064	$175,139,848	$(4,404,916)
				$4,278,064	$175,139,848	$(4,404,916)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,796	$327.51	March 2024	$3,052,813	$124,322,796	$(2,596,464)
				$3,052,813	$124,322,796	$(2,596,464)
TOTAL OPTIONS WRITTEN				$7,330,877	$299,462,644	$(7,001,380)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 May ETF

Schedule of Investments

April 30, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 97.7%
Options on ETF – 97.7%
SPDR S&P 500 ETF Trust	April 2024	$3.08	120	$36,960	$4,881,480
Total Options Purchased – Calls (Cost $4,881,942)				36,960	4,881,480
OPTION PURCHASED – PUTS(b) – 5.9%
Options on ETF – 5.9%
SPDR S&P 500 ETF Trust	April 2024	415.89	120	4,990,680	294,600
Total Options Purchased – Puts (Cost $295,062)				4,990,680	294,600
Total Investments – 103.6% (Cost $5,177,004)					5,176,080
Other assets less liabilities – (3.6)%					(177,928)
Net Assets – 100.0%					$4,998,152

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	120	$496.66	April 2024	$48,138	$5,959,920	$(48,600)
				$48,138	$5,959,920	$(48,600)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	120	$374.34	April 2024	$172,818	$4,492,080	$(173,280)
				$172,818	$4,492,080	$(173,280)
TOTAL OPTIONS WRITTEN				$220,956	$10,452,000	$(221,880)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 May ETF

Schedule of Investments

April 30, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 97.7%
Options on ETF – 97.7%
SPDR S&P 500 ETF Trust	April 2024	$3.12	120	$37,440	$4,881,000
Total Options Purchased – Calls (Cost $4,881,462)				37,440	4,881,000
OPTION PURCHASED – PUTS(b) – 5.9%
Options on ETF – 5.9%
SPDR S&P 500 ETF Trust	April 2024	415.97	120	4,991,640	294,960
Total Options Purchased – Puts (Cost $295,422)				4,991,640	294,960
Total Investments – 103.6% (Cost $5,176,884)					5,175,960
Other assets less liabilities – (3.6)%					(177,808)
Net Assets – 100.0%					$4,998,152

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	120	$469.96	April 2024	$125,418	$5,639,520	$(125,880)
				$125,418	$5,639,520	$(125,880)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	120	$332.74	April 2024	$95,898	$3,992,880	$(96,360)
				$95,898	$3,992,880	$(96,360)
TOTAL OPTIONS WRITTEN				$221,316	$9,632,400	$(222,240)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jul ETF

Schedule of Investments

April 30, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 83.0%
Options on Equity Indices – 83.0%
S&P 500 E-mini Index	June 2023	$246.07	380	$9,350,660	$6,550,166
S&P 500 Index	June 2023	2,460.68	240	59,056,320	41,363,081
Total Options Purchased – Calls (Cost $47,357,183)				68,406,980	47,913,247
OPTION PURCHASED – PUTS(b) – 17.8%
Options on Equity Indices – 17.8%
S&P 500 E-mini Index	June 2023	378.57	190	7,192,830	43,527
S&P 500 E-mini Index	June 2023	492.14	190	9,350,660	1,362,030
S&P 500 Index	June 2023	3,785.66	120	45,427,920	276,418
S&P 500 Index	June 2023	4,921.36	120	59,056,320	8,601,031
Total Options Purchased – Puts (Cost $18,069,949)				121,027,730	10,283,006
				Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Citibank, New York, 4.180%, 5/01/23(c)				$25,856	25,856
Total Short-Term Investments (Cost $25,856)					25,856
Total Investments – 100.8% (Cost $65,452,988)					58,222,109
Other assets less liabilities – (0.8)%					(438,513)
Net Assets – 100.0%					$57,783,596

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jul ETF

Schedule of Investments

April 30, 2023 (unaudited) (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2023

CALL OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 E-mini Index	190	$464.88	June 2023	$78,014	$8,832,720	$(2,214)
S&P 500 E-mini Index	190	492.14	June 2023	30,564	9,350,660	(467)
S&P 500 Index	120	4,648.79	June 2023	702,394	55,785,480	(15,054)
S&P 500 Index	120	4,921.36	June 2023	316,687	59,056,320	(2,183)
				$1,127,659	$133,025,180	$(19,918)

PUT OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 E-mini Index	380	$246.07	June 2023	$81,559	$9,350,660	$(5,191)
S&P 500 E-mini Index	190	340.71	June 2023	187,716	6,473,490	(13,551)
S&P 500 Index	240	2,460.68	June 2023	632,136	59,056,320	(25,877)
S&P 500 Index	120	3,407.09	June 2023	1,275,152	40,885,080	(84,986)
				$2,176,563	$115,765,550	$(129,605)
TOTAL OPTIONS WRITTEN				$3,304,222	$248,790,730	$(149,523)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jul ETF

Schedule of Investments

April 30, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 83.6%
Options on Equity Indices – 83.6%
S&P 500 E-mini Index	June 2023	$246.11	94	$2,313,434	$1,619,932
S&P 500 Index	June 2023	2,460.72	580	142,721,760	99,958,481
Total Options Purchased – Calls (Cost $99,446,865)				145,035,194	101,578,413
OPTION PURCHASED – PUTS(b) – 18.0%
Options on Equity Indices – 18.0%
S&P 500 E-mini Index	June 2023	378.60	47	1,779,420	10,779
S&P 500 E-mini Index	June 2023	492.21	47	2,313,387	337,249
S&P 500 Index	June 2023	3,785.70	290	109,785,300	668,102
S&P 500 Index	June 2023	4,921.43	290	142,721,470	20,787,835
Total Options Purchased – Puts (Cost $40,849,588)				256,599,577	21,803,965
				Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
China Construction Bank Corp., New York, 4.180%, 5/01/23(c)				$7,712	7,712
Total Short-Term Investments (Cost $7,712)					7,712
Total Investments – 101.6% (Cost $140,304,165)					123,390,090
Other assets less liabilities – (1.6)%					(2,001,637)
Net Assets – 100.0%					$121,388,453

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jul ETF

Schedule of Investments

April 30, 2023 (unaudited) (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2023

CALL OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 E-mini Index	47	$431.57	June 2023	$43,767	$2,028,379	$(17,934)
S&P 500 E-mini Index	47	492.21	June 2023	6,254	2,313,387	(115)
S&P 500 Index	290	4,315.65	June 2023	3,891,346	125,153,850	(1,100,846)
S&P 500 Index	290	4,921.43	June 2023	747,834	142,721,470	(5,272)
				$4,689,201	$272,217,086	$(1,124,167)

PUT OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 E-mini Index	94	$246.11	June 2023	$23,884	$2,313,434	$(1,285)
S&P 500 E-mini Index	47	302.85	June 2023	28,474	1,423,395	(1,492)
S&P 500 Index	580	2,460.72	June 2023	1,624,643	142,721,760	(62,541)
S&P 500 Index	290	3,028.53	June 2023	1,894,645	87,827,370	(94,410)
				$3,571,646	$234,285,959	$(159,728)
TOTAL OPTIONS WRITTEN				$8,260,847	$506,503,045	$(1,283,895)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Schedule of Investments

April 30, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 100.2%
Options on ETF – 100.2%
SPDR S&P 500 ETF Trust	September 2023	$2.64	1,622	$428,208	$66,565,355
Total Options Purchased – Calls (Cost $57,290,266)				428,208	66,565,355
OPTION PURCHASED – PUTS(b) – 1.2%
Options on ETF – 1.2%
SPDR S&P 500 ETF Trust	September 2023	357.14	1,622	57,928,108	779,339
Total Options Purchased – Puts (Cost $4,639,362)				57,928,108	779,339
				Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Banco Bilbao Vizcaya Argentaria SA, Madrid, 4.180%, 5/01/23(c)				$428,679	428,679
Total Short-Term Investments (Cost $428,679)					428,679
Total Investments – 102.0% (Cost $62,358,307)					67,773,373
Other assets less liabilities – (2.0)%					(1,345,214)
Net Assets – 100.0%					$66,428,159

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,622	$452.55	September 2023	$1,242,525	$73,403,610	$(665,247)
				$1,242,525	$73,403,610	$(665,247)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,622	$321.46	September 2023	$3,041,137	$52,140,812	$(401,267)
				$3,041,137	$52,140,812	$(401,267)
TOTAL OPTIONS WRITTEN				$4,283,662	$125,544,422	$(1,066,514)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Schedule of Investments

April 30, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 103.9%
Options on ETF – 103.9%
SPDR S&P 500 ETF Trust	September 2023	$2.68	3,586	$961,048	$147,152,120
Total Options Purchased – Calls (Cost $126,117,532)				961,048	147,152,120
OPTION PURCHASED – PUTS(b) – 1.2%
Options on ETF – 1.2%
SPDR S&P 500 ETF Trust	September 2023	357.22	3,586	128,099,092	1,725,763
Total Options Purchased – Puts (Cost $10,328,832)				128,099,092	1,725,763
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
JP Morgan Chase & Co., New York, 4.180%, 5/01/23(c)				$968,305	968,305
Total Short-Term Investments (Cost $968,305)					968,305
Total Investments – 105.8% (Cost $137,414,669)					149,846,188
Other assets less liabilities – (5.8)%					(8,271,719)
Net Assets – 100.0%					$141,574,469

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,586	$418.54	September 2023	$5,987,909	$150,088,444	$(7,114,946)
				$5,987,909	$150,088,444	$(7,114,946)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,586	$285.74	September 2023	$4,183,279	$102,466,364	$(503,403)
				$4,183,279	$102,466,364	$(503,403)
TOTAL OPTIONS WRITTEN				$10,171,188	$252,554,808	$(7,618,349)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Nov ETF

Schedule of Investments

April 30, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.5%
Options on ETF – 98.5%
SPDR S&P 500 ETF Trust	October 2023	$2.86	404	$115,544	$16,573,611
Total Options Purchased – Calls (Cost $15,319,889)				115,544	16,573,611
OPTION PURCHASED – PUTS(b) – 2.4%
Options on ETF – 2.4%
SPDR S&P 500 ETF Trust	October 2023	386.17	404	15,601,268	404,250
Total Options Purchased – Puts (Cost $1,156,864)				15,601,268	404,250
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Sumitomo Corporation, Tokyo, 4.180%, 5/01/23(c)				$132,705	132,705
Total Short-Term Investments (Cost $132,705)					132,705
Total Investments – 101.7% (Cost $16,609,458)					17,110,566
Other assets less liabilities – (1.7)%					(290,427)
Net Assets – 100.0%					$16,820,139

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	404	$489.48	October 2023	$218,161	$19,774,992	$(33,516)
				$218,161	$19,774,992	$(33,516)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	404	$347.59	October 2023	$722,652	$14,042,636	$(200,836)
				$722,652	$14,042,636	$(200,836)
TOTAL OPTIONS WRITTEN				$940,813	$33,817,628	$(234,352)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Nov ETF

Schedule of Investments

April 30, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 99.4%
Options on ETF – 99.4%
SPDR S&P 500 ETF Trust	October 2023	$2.90	825	$239,250	$33,841,417
Total Options Purchased – Calls (Cost $31,042,186)				239,250	33,841,417
OPTION PURCHASED – PUTS(b) – 2.4%
Options on ETF – 2.4%
SPDR S&P 500 ETF Trust	October 2023	386.25	825	31,865,625	826,708
Total Options Purchased – Puts (Cost $2,438,871)				31,865,625	826,708
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Banco Bilbao Vizcaya Argentaria SA, Madrid, 4.180%, 5/01/23(c)				$250,602	250,602
Total Short-Term Investments (Cost $250,602)					250,602
Total Investments – 102.5% (Cost $33,731,659)					34,918,727
Other assets less liabilities – (2.5)%					(867,953)
Net Assets – 100.0%					$34,050,774

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	825	$451.52	October 2023	$1,149,314	$37,250,400	$(535,408)
				$1,149,314	$37,250,400	$(535,408)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	825	$308.97	October 2023	$880,881	$25,490,025	$(212,570)
				$880,881	$25,490,025	$(212,570)
TOTAL OPTIONS WRITTEN				$2,030,195	$62,740,425	$(747,978)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Dec ETF

Schedule of Investments

April 30, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 97.9%
Options on ETF – 97.9%
SPDR S&P 500 ETF Trust	November 2023	$3.02	414	$125,028	$16,984,992
Total Options Purchased – Calls (Cost $16,054,818)				125,028	16,984,992
OPTION PURCHASED – PUTS(b) – 3.8%
Options on ETF – 3.8%
SPDR S&P 500 ETF Trust	November 2023	407.64	414	16,876,296	661,746
Total Options Purchased – Puts (Cost $1,145,145)				16,876,296	661,746
				Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
China Construction Bank Corp., New York, 4.180%, 5/01/23(c)				$133,332	133,332
Total Short-Term Investments (Cost $133,332)					133,332
Total Investments – 102.5% (Cost $17,333,295)					17,780,070
Other assets less liabilities – (2.5)%					(426,290)
Net Assets – 100.0%					$17,353,780

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	414	$503.89	November 2023	$181,787	$20,861,046	$(29,783)
				$181,787	$20,861,046	$(29,783)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	414	$366.91	November 2023	$798,703	$15,190,074	$(334,260)
				$798,703	$15,190,074	$(334,260)
TOTAL OPTIONS WRITTEN				$980,490	$36,051,120	$(364,043)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Dec ETF

Schedule of Investments

April 30, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 97.5%
Options on ETF – 97.5%
SPDR S&P 500 ETF Trust	November 2023	$3.06	3,187	$975,222	$130,739,282
Total Options Purchased – Calls (Cost $124,418,431)				975,222	130,739,282
OPTION PURCHASED – PUTS(b) – 3.8%
Options on ETF – 3.8%
SPDR S&P 500 ETF Trust	November 2023	407.72	3,187	129,940,364	5,100,921
Total Options Purchased – Puts (Cost $9,600,710)				129,940,364	5,100,921
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
DBS Bank Ltd., Singapore, 4.180%, 5/01/23(c)				$959,516	959,516
Total Short-Term Investments (Cost $959,516)					959,516
Total Investments – 102.0% (Cost $134,978,657)					136,799,719
Other assets less liabilities – (2.0)%					(2,657,779)
Net Assets – 100.0%					$134,141,940

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,187	$471.28	November 2023	$2,541,988	$150,196,936	$(1,053,973)
				$2,541,988	$150,196,936	$(1,053,973)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,187	$326.14	November 2023	$3,127,853	$103,940,818	$(1,296,822)
				$3,127,853	$103,940,818	$(1,296,822)
TOTAL OPTIONS WRITTEN				$5,669,841	$254,137,754	$(2,350,795)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

Schedule of Investments

April 30, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 100.5%
Options on ETF – 100.5%
SPDR S&P 500 ETF Trust	June 2023	$2.83	1,205	$341,015	$49,619,020
Total Options Purchased – Calls (Cost $45,694,889)				341,015	49,619,020
OPTION PURCHASED – PUTS(b) – 0.7%
Options on ETF – 0.7%
SPDR S&P 500 ETF Trust	June 2023	382.39	1,205	46,077,995	332,146
Total Options Purchased – Puts (Cost $2,277,558)				46,077,995	332,146
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Banco Bilbao Vizcaya Argentaria SA, Madrid, 4.180%, 5/01/23(c)				$335,311	335,311
Total Short-Term Investments (Cost $335,311)					335,311
Total Investments – 101.9% (Cost $48,307,758)					50,286,477
Other assets less liabilities – (1.9)%					(957,265)
Net Assets – 100.0%					$49,329,212

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,205	$424.11	June 2023	$881,280	$51,105,255	$(762,777)
				$881,280	$51,105,255	$(762,777)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,205	$344.19	June 2023	$1,049,829	$41,474,895	$(100,160)
				$1,049,829	$41,474,895	$(100,160)
TOTAL OPTIONS WRITTEN				$1,931,109	$92,580,150	$(862,937)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

Schedule of Investments

April 30, 2023 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b) – 98.9%
Options on ETF – 98.9%
SPDR S&P 500 ETF Trust	September 2023	$3.03	1,680	$509,040	$68,881,848
Total Options Purchased – Calls (Cost $67,721,272)				509,040	68,881,848
OPTION PURCHASED – PUTS(b) – 3.3%
Options on ETF – 3.3%
SPDR S&P 500 ETF Trust	September 2023	409.35	1,680	68,770,800	2,298,660
Total Options Purchased – Puts (Cost $3,094,148)				68,770,800	2,298,660
				Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Citibank, New York, 4.180%, 5/01/23(c)				$502,970	502,970
Total Short-Term Investments (Cost $502,970)					502,970
Total Investments – 102.9% (Cost $71,318,390)					71,683,478
Other assets less liabilities – (2.9)%					(2,051,827)
Net Assets – 100.0%					$69,631,651

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2023

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,680	$446.07	September 2023	$1,136,128	$74,939,760	$(1,003,111)
				$1,136,128	$74,939,760	$(1,003,111)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,680	$368.45	September 2023	$1,408,480	$61,899,600	$(1,012,637)
				$1,408,480	$61,899,600	$(1,012,637)
TOTAL OPTIONS WRITTEN				$2,544,608	$136,839,360	$(2,015,748)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

April 30, 2023 (unaudited)

	AllianzIM U.S.	AllianzIM U.S.	AllianzIM U.S.	AllianzIM U.S.
	Large Cap	Large Cap	Large Cap	Large Cap
	Buffer10 Jan	Buffer20 Jan	Buffer10 Feb	Buffer20 Feb
	ETF	ETF	ETF	ETF
ASSETS
Investments, at value	$80,621,089	$105,114,261	$33,044,110	$57,487,026
Cash	1,907	2,549	821	1,391
TOTAL ASSETS	80,622,996	105,116,810	33,044,931	57,488,417
LIABILITIES
Payables:
Options contracts written, at value	1,987,852	4,436,277	988,265	1,913,875
Management fees	184,699	233,761	54,398	84,087
TOTAL LIABILITIES	2,172,551	4,670,038	1,042,663	1,997,962
NET ASSETS	$78,450,445	$100,446,772	$32,002,268	$55,490,455
COMPONENTS OF NET ASSETS
Paid-in capital	$77,116,436	$98,029,631	$31,533,342	$54,500,030
Total distributable earnings (accumulated loss)	1,334,009	2,417,141	468,926	990,425
NET ASSETS	$78,450,445	$100,446,772	$32,002,268	$55,490,455
NET ASSET VALUE PER SHARE
Net Asset Value	$27.29	$27.90	$25.60	$25.51
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	2,875,000	3,600,000	1,250,000	2,175,000
COST OF INVESTMENTS
Investments, at cost	$76,670,729	$100,523,024	$32,860,614	$57,004,330
Premiums received	$3,846,072	$5,564,271	$1,417,182	$2,501,953

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

April 30, 2023 (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer10 Mar ETF	AllianzIM U.S. Large Cap Buffer20 Mar ETF	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF
ASSETS
Investments, at value	$8,725,739	$29,734,823	$41,288,184	$164,076,263
Cash	57,905	684	875	3,351
TOTAL ASSETS	8,783,644	29,735,507	41,289,059	164,079,614
LIABILITIES
Payables:
Options contracts written, at value	313,002	1,362,384	1,631,245	7,001,380
Management fees	9,246	29,439	20,114	78,736
TOTAL LIABILITIES	322,248	1,391,823	1,651,359	7,080,116
NET ASSETS	$8,461,396	$28,343,684	$39,637,700	$156,999,498
COMPONENTS OF NET ASSETS
Paid-in capital	$8,129,654	$27,548,536	$38,566,447	$154,115,528
Total distributable earnings (accumulated loss)	331,742	795,148	1,071,253	2,883,970
NET ASSETS	$8,461,396	$28,343,684	$39,637,700	$156,999,498
NET ASSET VALUE PER SHARE
Net Asset Value	$26.04	$25.77	$29.92	$27.29
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	325,000	1,100,000	1,325,000	5,754,000
COST OF INVESTMENTS
Investments, at cost	$8,445,613	$28,824,706	$40,969,378	$162,876,637
Premiums received	$373,863	$1,275,663	$1,848,027	$7,330,877

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

April 30, 2023 (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer10 May ETF	AllianzIM U.S. Large Cap Buffer20 May ETF	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF
ASSETS
Investments, at value	$5,176,080	$5,175,960	$58,222,109	$123,390,090
Cash	—	—	90	54
Receivable for investments sold	220,956	221,316	—	—
Receivable for Fund shares sold	5,000,000	5,000,000	—	—
TOTAL ASSETS	10,397,036	10,397,276	58,222,199	123,390,144
LIABILITIES
Payables:
Investments purchased	5,177,004	5,176,884	—	—
Options contracts written, at value	221,880	222,240	149,523	1,283,895
Management fees	—	—	289,080	717,796
TOTAL LIABILITIES	5,398,884	5,399,124	438,603	2,001,691
NET ASSETS	$4,998,152	$4,998,152	$57,783,596	$121,388,453
COMPONENTS OF NET ASSETS
Paid-in capital	$5,000,000	$5,000,000	$55,310,855	$112,744,752
Total distributable earnings (accumulated loss)	(1,848)	(1,848)	2,472,741	8,643,701
NET ASSETS	$4,998,152	$4,998,152	$57,783,596	$121,388,453
NET ASSET VALUE PER SHARE
Net Asset Value	$24.99	$24.99	$29.63	$28.56
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	200,000	200,000	1,950,000	4,250,000
COST OF INVESTMENTS
Investments, at cost	$5,177,004	$5,176,884	$65,452,988	$140,304,165
Premiums received	$220,956	$221,316	$3,304,222	$8,260,847

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

April 30, 2023 (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF	AllianzIM U.S. Large Cap Buffer10 Nov ETF	AllianzIM U.S. Large Cap Buffer20 Nov ETF
ASSETS
Investments, at value	$67,773,373	$149,846,188	$17,110,566	$34,918,727
Cash	1,496	4,187	462	1,153
TOTAL ASSETS	67,774,869	149,850,375	17,111,028	34,919,880
LIABILITIES
Payables:
Options contracts written, at value	1,066,514	7,618,349	234,352	747,978
Management fees	280,196	657,557	56,537	121,128
TOTAL LIABILITIES	1,346,710	8,275,906	290,889	869,106
NET ASSETS	$66,428,159	$141,574,469	$16,820,139	$34,050,774
COMPONENTS OF NET ASSETS
Paid-in capital	$62,049,832	$127,537,261	$15,740,604	$31,818,338
Total distributable earnings (accumulated loss)	4,378,327	14,037,208	1,079,535	2,232,436
NET ASSETS	$66,428,159	$141,574,469	$16,820,139	$34,050,774
NET ASSET VALUE PER SHARE
Net Asset Value	$30.54	$29.49	$26.91	$26.71
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	2,175,000	4,800,000	625,000	1,275,000
COST OF INVESTMENTS
Investments, at cost	$62,358,307	$137,414,669	$16,609,458	$33,731,659
Premiums received	$4,283,662	$10,171,188	$940,813	$2,030,195

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

April 30, 2023 (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer10 Dec ETF	AllianzIM U.S. Large Cap Buffer20 Dec ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
ASSETS
Investments, at value	$17,780,070	$136,799,719	$50,286,477	$71,683,478
Cash	502	3,359	1,171	1,578
TOTAL ASSETS	17,780,572	136,803,078	50,287,648	71,685,056
LIABILITIES
Payables:
Options contracts written, at value	364,043	2,350,795	862,937	2,015,748
Management fees	62,749	310,343	95,499	37,657
TOTAL LIABILITIES	426,792	2,661,138	958,436	2,053,405
NET ASSETS	$17,353,780	$134,141,940	$49,329,212	$69,631,651
COMPONENTS OF NET ASSETS
Paid-in capital	$16,390,537	$129,435,252	$48,471,901	$66,313,675
Total distributable earnings (accumulated loss)	963,243	4,706,688	857,311	3,317,976
NET ASSETS	$17,353,780	$134,141,940	$49,329,212	$69,631,651
NET ASSET VALUE PER SHARE
Net Asset Value	$25.71	$25.80	$24.06	$26.53
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	675,000	5,200,000	2,050,000	2,625,000
COST OF INVESTMENTS
Investments, at cost	$17,333,295	$134,978,657	$48,307,758	$71,318,390
Premiums received	$980,490	$5,669,841	$1,931,109	$2,544,608

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Operations (unaudited)

	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Jan ETF	AllianzIM U.S. Large Cap Buffer10 Feb ETF	AllianzIM U.S. Large Cap Buffer20 Feb ETF
	For the Six	For the Six	For the	For the
	Months Ended	Months Ended	Period Ended	Period Ended
	April 30,	April 30,	April 30,	April 30,
	2023	2023	2023*	2023*
INVESTMENT INCOME:
Interest income	$7,331	$9,995	$2,233	$3,498
Total Investment Income	7,331	9,995	2,233	3,498
EXPENSES:
Management fees	$266,258	$285,762	$54,398	$84,087
Interest expense	4	—	1	1
Net Expenses	266,262	285,762	54,399	84,088
NET INVESTMENT INCOME (LOSS)	(258,931)	(275,767)	(52,166)	(80,590)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$(22,381,304)	$(20,496,975)	$(89,537)	$342
Option contracts written	(1,773,352)	1,792,633	(1,784)	(101)
Net realized gain (loss)	(24,154,656)	(18,704,342)	(91,321)	241
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	26,441,654	24,930,058	183,496	482,696
Options contracts written	3,792,891	511,604	428,917	588,078
Net change in unrealized appreciation (depreciation)	30,234,545	25,441,662	612,413	1,070,774
NET REALIZED AND UNREALIZED GAIN (LOSS)	6,079,889	6,737,320	521,092	1,071,015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,820,958	$6,461,553	$468,926	$990,425

*	The Fund commenced operations on January 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Operations (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer10 Mar ETF	AllianzIM U.S. Large Cap Buffer20 Mar ETF	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF
	For the	For the	For the Six	For the Six
	Period Ended	Period Ended	Months Ended	Months Ended
	April 30,	April 30,	April 30,	April 30,
	2023*	2023*	2023	2023
INVESTMENT INCOME:
Interest income	$—	$1,191	$1,309	$3,690
Total Investment Income	—	1,191	1,309	3,690
EXPENSES:
Management fees	$9,245	$29,439	$76,675	$282,668
Interest expense	—	—	17	82
Net Expenses	9,245	29,439	76,692	282,750
NET INVESTMENT INCOME (LOSS)	(9,245)	(28,248)	(75,383)	(279,060)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$—	$—	$(5,368,830)	$(13,220,162)
Option contracts written	—	—	1,146,658	3,278,452
Net realized gain (loss)	—	—	(4,222,172)	(9,941,710)
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	280,126	910,117	5,613,707	14,252,143
Options contracts written	60,861	(86,721)	465,012	(199,009)
Net change in unrealized appreciation (depreciation)	340,987	823,396	6,078,719	14,053,134
NET REALIZED AND UNREALIZED GAIN (LOSS)	340,987	823,396	1,856,547	4,111,424
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$331,742	$795,148	$1,781,164	$3,832,364

*	The Fund commenced operations on February 28, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Operations (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer10 May ETF	AllianzIM U.S. Large Cap Buffer20 May ETF	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF
	For the	For the	For the Six	For the Six
	Period Ended	Period Ended	Months Ended	Months Ended
	April 30,	April 30,	April 30,	April 30,
	2023*	2023*	2023	2023
INVESTMENT INCOME:
Interest income	$—	$—	$646	$1,000
Total Investment Income	—	—	646	1,000
EXPENSES:
Management fees	$—	$—	$193,137	$469,001
Net Expenses	—	—	193,137	469,001
NET INVESTMENT INCOME (LOSS)	—	—	(192,491)	(468,001)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$—	$—	$176,707	$408,714
Option contracts written	—	—	83,325	1,008,082
Net realized gain (loss)	—	—	260,032	1,416,796
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(924)	(924)	443,908	930,871
Options contracts written	(924)	(924)	3,174,557	6,764,035
Net change in unrealized appreciation (depreciation)	(1,848)	(1,848)	3,618,465	7,694,906
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,848)	(1,848)	3,878,497	9,111,702
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,848)	$(1,848)	$3,686,006	$8,643,701

*	The Fund commenced operations on April 28, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Operations (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF	AllianzIM U.S. Large Cap Buffer10 Nov ETF	AllianzIM U.S. Large Cap Buffer20 Nov ETF
	For the Six	For the Six	For the Six	For the Six
	Months Ended	Months Ended	Months Ended	Months Ended
	April 30,	April 30,	April 30,	April 30,
	2023	2023	2023	2023
INVESTMENT INCOME:
Interest income	$8,870	$22,703	$2,258	$4,894
Total Investment Income	8,870	22,703	2,258	4,894
EXPENSES:
Management fees	$244,182	$570,164	$56,537	$121,128
Net Expenses	244,182	570,164	56,537	121,128
NET INVESTMENT INCOME (LOSS)	(235,312)	(547,461)	(54,279)	(116,234)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$(95,261)	$29,647	$(89,740)	$(185,796)
Option contracts written	89,353	(11,697)	15,985	65,181
Net realized gain (loss)	(5,908)	17,950	(73,755)	(120,615)
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	2,984,368	6,808,240	502,101	1,188,061
Options contracts written	3,103,470	4,748,870	707,455	1,283,211
Net change in unrealized appreciation (depreciation)	6,087,838	11,557,110	1,209,556	2,471,272
NET REALIZED AND UNREALIZED GAIN (LOSS)	6,081,930	11,575,060	1,135,801	2,350,657
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,846,618	$11,027,599	$1,081,522	$2,234,423

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Operations (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer10 Dec ETF	AllianzIM U.S. Large Cap Buffer20 Dec ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
	For the	For the	For the Six	For the Six
	Period Ended	Period Ended	Months Ended	Months Ended
	April 30,	April 30,	April 30,	April 30,
	2023*	2023*	2023	2023
INVESTMENT INCOME:
Interest income	$2,459	$12,364	$3,985	$5,461
Total Investment Income	2,459	12,364	3,985	5,461
EXPENSES:
Management fees	$62,749	$310,342	$129,550	$142,988
Interest expense	5	5	14	—
Net Expenses	62,754	310,347	129,564	142,988
NET INVESTMENT INCOME (LOSS)	(60,295)	(297,983)	(125,579)	(137,527)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$(214,180)	$(131,960)	$(3,163,522)	$1,770,091
Option contracts written	174,496	(3,477)	677,563	1,625,314
Net realized gain (loss)	(39,684)	(135,437)	(2,485,959)	3,395,405
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	446,775	1,821,062	4,435,449	(759,850)
Options contracts written	616,447	3,319,046	895,533	618,247
Net change in unrealized appreciation (depreciation)	1,063,222	5,140,108	5,330,982	(141,603)
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,023,538	5,004,671	2,845,023	3,253,802
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$963,243	$4,706,688	$2,719,444	$3,116,275

*	The Fund commenced operations on November 30, 2022.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets

	AllianzIM U.S. Large Cap Buffer10 Jan ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
OPERATIONS:
Net investment income (loss)	$(258,931)	$(39,594)	$(397,641)
Net realized gain (loss)	(24,154,656)	770,717	7,420,201
Net change in unrealized appreciation (depreciation)	30,234,545	3,034,072	(15,672,345)
Net increase (decrease) in net assets resulting from operations	5,820,958	3,765,195	(8,649,785)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	29,825,967	19,544,591	114,130,244
Cost of Shares redeemed	(22,505,209)	(18,816,675)	(87,773,920)
Net increase (decrease) in net assets from capital transactions	7,320,758	727,916	26,356,324
Total increase (decrease) in net assets	13,141,716	4,493,111	17,706,539
NET ASSETS
Beginning of Period	65,308,729	60,815,618	43,109,079
End of Period	$78,450,445	$65,308,729	$60,815,618
CHANGES IN SHARES OUTSTANDING
Shares issued	1,175,000	775,000	4,350,000
Shares redeemed	(875,000)	(750,000)	(3,375,000)
Net increase (decrease) in Shares outstanding	300,000	25,000	975,000
Shares outstanding, Beginning of Period	2,575,000	2,550,000	1,575,000
Shares outstanding, End of Period	2,875,000	2,575,000	2,550,000

+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer20 Jan ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
OPERATIONS:
Net investment income (loss)	$(275,767)	$(34,300)	$(628,972)
Net realized gain (loss)	(18,704,342)	(76,386)	(121,877)
Net change in unrealized appreciation (depreciation)	25,441,662	2,166,132	(5,977,981)
Net increase (decrease) in net assets resulting from operations	6,461,553	2,055,446	(6,728,830)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	61,075,933	13,988,536	168,065,916
Cost of Shares redeemed	(22,052,150)	(15,827,457)	(164,942,230)
Net increase (decrease) in net assets from capital transactions	39,023,783	(1,838,921)	3,123,686
Total increase (decrease) in net assets	45,485,336	216,525	(3,605,144)
NET ASSETS
Beginning of Period	54,961,436	54,744,911	58,350,055
End of Period	$100,446,772	$54,961,436	$54,744,911
CHANGES IN SHARES OUTSTANDING
Shares issued	2,300,000	550,000	6,500,000
Shares redeemed	(850,000)	(625,000)	(6,500,000)
Net increase (decrease) in Shares outstanding	1,450,000	(75,000)	—
Shares outstanding, Beginning of Period	2,150,000	2,225,000	2,225,000
Shares outstanding, End of Period	3,600,000	2,150,000	2,225,000

+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Feb ETF	AllianzIM U.S. Large Cap Buffer20 Feb ETF
	For the Period Ended April 30, 2023* (unaudited)	For the Period Ended April 30, 2023* (unaudited)
OPERATIONS:
Net investment income (loss)	$(52,166)	$(80,590)
Net realized gain (loss)	(91,321)	241
Net change in unrealized appreciation (depreciation)	612,413	1,070,774
Net increase (decrease) in net assets resulting from operations	468,926	990,425
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	34,039,642	54,500,030
Cost of Shares redeemed	(2,506,300)	—
Net increase (decrease) in net assets from capital transactions	31,533,342	54,500,030
Total increase (decrease) in net assets	32,002,268	55,490,455
NET ASSETS
Beginning of Period	—	—
End of Period	$32,002,268	$55,490,455
CHANGES IN SHARES OUTSTANDING
Shares issued	1,350,000	2,175,000
Shares redeemed	(100,000)	—
Net increase (decrease) in Shares outstanding	1,250,000	2,175,000
Shares outstanding, Beginning of Period	—	—
Shares outstanding, End of Period	1,250,000	2,175,000

*	The Fund commenced operations on January 31, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Mar ETF	AllianzIM U.S. Large Cap Buffer20 Mar ETF
	For the Period Ended April 30, 2023* (unaudited)	For the Period Ended April 30, 2023* (unaudited)
OPERATIONS:
Net investment income (loss)	$(9,245)	$(28,248)
Net change in unrealized appreciation (depreciation)	340,987	823,396
Net increase (decrease) in net assets resulting from operations	331,742	795,148
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	8,129,654	27,548,536
Net increase (decrease) in net assets from capital transactions	8,129,654	27,548,536
Total increase (decrease) in net assets	8,461,396	28,343,684
NET ASSETS
Beginning of Period	—	—
End of Period	$8,461,396	$28,343,684
CHANGES IN SHARES OUTSTANDING
Shares issued	325,000	1,100,000
Net increase (decrease) in Shares outstanding	325,000	1,100,000
Shares outstanding, Beginning of Period	—	—
Shares outstanding, End of Period	325,000	1,100,000

*	The Fund commenced operations on February 28, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Apr ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
OPERATIONS:
Net investment income (loss)	$(75,383)	$(11,320)	$(115,495)
Net realized gain (loss)	(4,222,172)	220,849	1,481,370
Net change in unrealized appreciation (depreciation)	6,078,719	697,800	(3,098,610)
Net increase (decrease) in net assets resulting from operations	1,781,164	907,329	(1,732,735)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	38,578,899	6,769,475	27,226,776
Cost of Shares redeemed	(19,099,782)	(6,733,725)	(23,490,423)
Net increase (decrease) in net assets from capital transactions	19,479,117	35,750	3,736,353
Total increase (decrease) in net assets	21,260,281	943,079	2,003,618
NET ASSETS
Beginning of Period	18,377,419	17,434,340	15,430,722
End of Period	$39,637,700	$18,377,419	$17,434,340
CHANGES IN SHARES OUTSTANDING
Shares issued	1,325,000	250,000	975,000
Shares redeemed	(675,000)	(250,000)	(850,000)
Net increase (decrease) in Shares outstanding	650,000	—	125,000
Shares outstanding, Beginning of Period	675,000	675,000	550,000
Shares outstanding, End of Period	1,325,000	675,000	675,000

+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer20 Apr ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
OPERATIONS:
Net investment income (loss)	$(279,060)	$(36,759)	$(267,414)
Net realized gain (loss)	(9,941,710)	971,497	6,066,484
Net change in unrealized appreciation (depreciation)	14,053,134	852,536	(8,802,152)
Net increase (decrease) in net assets resulting from operations	3,832,364	1,787,274	(3,003,082)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	175,896,803	29,111,588	119,368,807
Cost of Shares redeemed	(81,296,090)	(30,293,573)	(81,685,652)
Net increase (decrease) in net assets from capital transactions	94,600,713	(1,181,985)	37,683,155
Total increase (decrease) in net assets	98,433,077	605,289	34,680,073
NET ASSETS
Beginning of Period	58,566,421	57,961,132	23,281,059
End of Period	$156,999,498	$58,566,421	$57,961,132
CHANGES IN SHARES OUTSTANDING
Shares issued	6,525,000	1,125,000	4,550,000
Shares redeemed	(3,025,000)	(1,175,000)	(3,125,000)
Net increase (decrease) in Shares outstanding	3,500,000	(50,000)	1,425,000
Shares outstanding, Beginning of Period	2,254,000	2,304,000	879,000
Shares outstanding, End of Period	5,754,000	2,254,000	2,304,000

+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 May ETF	AllianzIM U.S. Large Cap Buffer20 May ETF
	For the Period Ended April 30, 2023* (unaudited)	For the Period Ended April 30, 2023* (unaudited)
OPERATIONS:
Net change in unrealized appreciation (depreciation)	$(1,848)	$(1,848)
Net increase (decrease) in net assets resulting from operations	(1,848)	(1,848)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	5,000,000	5,000,000
Net increase (decrease) in net assets from capital transactions	5,000,000	5,000,000
Total increase (decrease) in net assets	4,998,152	4,998,152
NET ASSETS
Beginning of Period	—	—
End of Period	$4,998,152	$4,998,152
CHANGES IN SHARES OUTSTANDING
Shares issued	200,000	200,000
Net increase (decrease) in Shares outstanding	200,000	200,000
Shares outstanding, Beginning of Period	—	—
Shares outstanding, End of Period	200,000	200,000

*	The Fund commenced operations on April 28, 2023.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Jul ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
OPERATIONS:
Net investment income (loss)	$(192,491)	$(26,879)	$(185,540)
Net realized gain (loss)	260,032	1,203,408	2,827,198
Net change in unrealized appreciation (depreciation)	3,618,465	923,859	(6,140,851)
Net increase (decrease) in net assets resulting from operations	3,686,006	2,100,388	(3,499,193)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	10,600,969	35,607,041	86,735,535
Cost of Shares redeemed	(1,438,485)	(30,786,975)	(77,966,400)
Net increase (decrease) in net assets from capital transactions	9,162,484	4,820,066	8,769,135
Total increase (decrease) in net assets	12,848,490	6,920,454	5,269,942
NET ASSETS
Beginning of Period	44,935,106	38,014,652	32,744,710
End of Period	$57,783,596	$44,935,106	$38,014,652
CHANGES IN SHARES OUTSTANDING
Shares issued	375,000	1,300,000	3,050,000
Shares redeemed	(50,000)	(1,125,000)	(2,775,000)
Net increase (decrease) in Shares outstanding	325,000	175,000	275,000
Shares outstanding, Beginning of Period	1,625,000	1,450,000	1,175,000
Shares outstanding, End of Period	1,950,000	1,625,000	1,450,000

+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer20 Jul ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
OPERATIONS:
Net investment income (loss)	$(468,001)	$(74,363)	$(326,962)
Net realized gain (loss)	1,416,796	3,472,545	11,477,238
Net change in unrealized appreciation (depreciation)	7,694,906	483,059	(15,114,331)
Net increase (decrease) in net assets resulting from operations	8,643,701	3,881,241	(3,964,055)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	9,956,245	86,300,047	203,121,686
Cost of Shares redeemed	(20,019,665)	(79,476,900)	(130,074,423)
Net increase (decrease) in net assets from capital transactions	(10,063,420)	6,823,147	73,047,263
Total increase (decrease) in net assets	(1,419,719)	10,704,388	69,083,208
NET ASSETS
Beginning of Period	122,808,172	112,103,784	43,020,576
End of Period	$121,388,453	$122,808,172	$112,103,784
CHANGES IN SHARES OUTSTANDING
Shares issued	375,000	3,250,000	7,575,000
Shares redeemed	(725,000)	(3,000,000)	(4,850,000)
Net increase (decrease) in Shares outstanding	(350,000)	250,000	2,725,000
Shares outstanding, Beginning of Period	4,600,000	4,350,000	1,625,000
Shares outstanding, End of Period	4,250,000	4,600,000	4,350,000

+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Oct ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
OPERATIONS:
Net investment income (loss)	$(235,312)	$(35,075)	$(315,852)
Net realized gain (loss)	(5,908)	73,231	(4,055,742)
Net change in unrealized appreciation (depreciation)	6,087,838	2,563,164	(13,869)
Net increase (decrease) in net assets resulting from operations	5,846,618	2,601,320	(4,385,463)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	3,624,280	27,924,271	62,272,912
Cost of Shares redeemed	(7,337,110)	(10,172,225)	(53,552,127)
Net increase (decrease) in net assets from capital transactions	(3,712,830)	17,752,046	8,720,785
Total increase (decrease) in net assets	2,133,788	20,353,366	4,335,322
NET ASSETS
Beginning of Period	64,294,371	43,941,005	39,605,683
End of Period	$66,428,159	$64,294,371	$43,941,005
CHANGES IN SHARES OUTSTANDING
Shares issued	125,000	1,025,000	2,175,000
Shares redeemed	(250,000)	(375,000)	(1,900,000)
Net increase (decrease) in Shares outstanding	(125,000)	650,000	275,000
Shares outstanding, Beginning of Period	2,300,000	1,650,000	1,375,000
Shares outstanding, End of Period	2,175,000	2,300,000	1,650,000

+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer20 Oct ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
OPERATIONS:
Net investment income (loss)	$(547,461)	$(84,993)	$(345,696)
Net realized gain (loss)	17,950	452,358	(788,845)
Net change in unrealized appreciation (depreciation)	11,557,110	3,464,255	(33,166)
Net increase (decrease) in net assets resulting from operations	11,027,599	3,831,620	(1,167,707)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	4,888,283	80,350,760	161,064,192
Cost of Shares redeemed	(30,176,152)	(15,744,028)	(103,421,895)
Net increase (decrease) in net assets from capital transactions	(25,287,869)	64,606,732	57,642,297
Total increase (decrease) in net assets	(14,260,270)	68,438,352	56,474,590
NET ASSETS
Beginning of Period	155,834,739	87,396,387	30,921,797
End of Period	$141,574,469	$155,834,739	$87,396,387
CHANGES IN SHARES OUTSTANDING
Shares issued	175,000	2,975,000	6,000,000
Shares redeemed	(1,050,000)	(575,000)	(3,875,000)
Net increase (decrease) in Shares outstanding	(875,000)	2,400,000	2,125,000
Shares outstanding, Beginning of Period	5,675,000	3,275,000	1,150,000
Shares outstanding, End of Period	4,800,000	5,675,000	3,275,000

+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Nov ETF		AllianzIM U.S. Large Cap Buffer20 Nov ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Period Ended October 31, 2022*	For the Six Months Ended April 30, 2023 (unaudited)	For the Period Ended October 31, 2022*
OPERATIONS:
Net investment income (loss)	$(54,279)	$—	$(116,234)	$—
Net realized gain (loss)	(73,755)	—	(120,615)	—
Net change in unrealized appreciation (depreciation)	1,209,556	(1,987)	2,471,272	(1,987)
Net increase (decrease) in net assets resulting from operations	1,081,522	(1,987)	2,234,423	(1,987)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	—	—
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	12,032,769	5,000,000	30,735,578	5,000,000
Cost of Shares redeemed	(1,292,165)	—	(3,917,240)	—
Net increase (decrease) in net assets from capital transactions	10,740,604	5,000,000	26,818,338	5,000,000
Total increase (decrease) in net assets	11,822,126	4,998,013	29,052,761	4,998,013
NET ASSETS
Beginning of Period	4,998,013	—	4,998,013	—
End of Period	$16,820,139	$4,998,013	$34,050,774	$4,998,013
CHANGES IN SHARES OUTSTANDING
Shares issued	475,000	200,000	1,225,000	200,000
Shares redeemed	(50,000)	—	(150,000)	—
Net increase (decrease) in Shares outstanding	425,000	200,000	1,075,000	200,000
Shares outstanding, Beginning of Period	200,000	—	200,000	—
Shares outstanding, End of Period	625,000	200,000	1,275,000	200,000

*	The Fund commenced operations on October 31, 2022.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Dec ETF	AllianzIM U.S. Large Cap Buffer20 Dec ETF
	For the Period Ended April 30, 2023* (unaudited)	For the Period Ended April 30, 2023* (unaudited)
OPERATIONS:
Net investment income (loss)	$(60,295)	$(297,983)
Net realized gain (loss)	(39,684)	(135,437)
Net change in unrealized appreciation (depreciation)	1,063,222	5,140,108
Net increase (decrease) in net assets resulting from operations	963,243	4,706,688
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	26,602,469	131,339,327
Cost of Shares redeemed	(10,211,932)	(1,904,075)
Net increase (decrease) in net assets from capital transactions	16,390,537	129,435,252
Total increase (decrease) in net assets	17,353,780	134,141,940
NET ASSETS
Beginning of Period	—	—
End of Period	$17,353,780	$134,141,940
CHANGES IN SHARES OUTSTANDING
Shares issued	1,075,000	5,275,000
Shares redeemed	(400,000)	(75,000)
Net increase (decrease) in Shares outstanding	675,000	5,200,000
Shares outstanding, Beginning of Period	—	—
Shares outstanding, End of Period	675,000	5,200,000

*	The Fund commenced operations on November 30, 2022.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Period Ended October 31, 2022+	For the Period Ended September 30, 2022*
OPERATIONS:
Net investment income (loss)	$(125,579)	$(16,657)	$(176,539)
Net realized gain (loss)	(2,485,959)	412,365	26,250
Net change in unrealized appreciation (depreciation)	5,330,982	659,646	(2,943,737)
Net increase (decrease) in net assets resulting from operations	2,719,444	1,055,354	(3,094,026)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	48,266,394	27,924,835	106,163,793
Cost of Shares redeemed	(28,565,394)	(27,248,255)	(77,892,933)
Net increase (decrease) in net assets from capital transactions	19,701,000	676,580	28,270,860
Total increase (decrease) in net assets	22,420,444	1,731,934	25,176,834
NET ASSETS
Beginning of Period	26,908,768	25,176,834	—
End of Period	$49,329,212	$26,908,768	$25,176,834
CHANGES IN SHARES OUTSTANDING
Shares issued	2,125,000	1,225,000	4,575,000
Shares redeemed	(1,250,000)	(1,200,000)	(3,425,000)
Net increase (decrease) in Shares outstanding	875,000	25,000	1,150,000
Shares outstanding, Beginning of Period	1,175,000	1,150,000	—
Shares outstanding, End of Period	2,050,000	1,175,000	1,150,000

*	The Fund commenced operations on December 31, 2021.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
OPERATIONS:
Net investment income (loss)	$(137,527)	$(19,159)	$(240,405)
Net realized gain (loss)	3,395,405	196,496	(1,011,187)
Net change in unrealized appreciation (depreciation)	(141,603)	1,046,978	(9,483)
Net increase (decrease) in net assets resulting from operations	3,116,275	1,224,315	(1,261,075)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	70,476,098	11,960,574	112,883,146
Cost of Shares redeemed	(37,878,983)	(6,014,250)	(99,872,505)
Net increase (decrease) in net assets from capital transactions	32,597,115	5,946,324	13,010,641
Total increase (decrease) in net assets	35,713,390	7,170,639	11,749,566
NET ASSETS
Beginning of Period	33,918,261	26,747,622	14,998,056
End of Period	$69,631,651	$33,918,261	$26,747,622
CHANGES IN SHARES OUTSTANDING
Shares issued	2,725,000	500,000	4,425,000
Shares redeemed	(1,500,000)	(250,000)	(3,875,000)
Net increase (decrease) in Shares outstanding	1,225,000	250,000	550,000
Shares outstanding, Beginning of Period	1,400,000	1,150,000	600,000
Shares outstanding, End of Period	2,625,000	1,400,000	1,150,000

+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights

	AllianzIM U.S. Large Cap Buffer10 Jan ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Period Ended September 30, 2021*
NET ASSET VALUE, Beginning of Period	$25.36	$23.85	$27.37	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.09)	(0.02)	(0.19)	(0.15)
Net realized and unrealized gain (loss)	2.02	1.53	(3.33)	2.52
Total income (loss) from operations	1.93	1.51	(3.52)	2.37
NET ASSET VALUE, End of Period	$27.29	$25.36	$23.85	$27.37
MARKET PRICE, End of Period	$27.23	$25.37	$23.75	$27.39
NET ASSET VALUE, Total Return(b)	7.59%	6.35%	(12.87)%	9.48%
MARKET PRICE, Total Return(c)	7.37%	6.80%	(13.29)%	9.56%
Net assets, End of Period ($ thousands)	$78,450	$65,309	$60,816	$43,109
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%	0.74%†
Net Investment Income	(0.72)%†	(0.74)%†	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on December 31, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Jan ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Period Ended September 30, 2021*
NET ASSET VALUE, Beginning of Period	$25.56	$24.60	$26.22	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.10)	(0.02)	(0.19)	(0.14)
Net realized and unrealized gain (loss)	2.44	0.98	(1.43)	1.36
Total income (loss) from operations	2.34	0.96	(1.62)	1.22
NET ASSET VALUE, End of Period	$27.90	$25.56	$24.60	$26.22
MARKET PRICE, End of Period	$27.85	$25.54	$24.51	$26.26
NET ASSET VALUE, Total Return(b)	9.15%	3.90%	(6.18)%	4.90%
MARKET PRICE, Total Return(c)	9.05%	4.17%	(6.67)%	5.06%
Net assets, End of Period ($ thousands)	$100,447	$54,961	$54,745	$58,350
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%	0.74%†
Net Investment Income	(0.71)%†	(0.74)%†	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on December 31, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Feb ETF	AllianzIM U.S. Large Cap Buffer20 Feb ETF	AllianzIM U.S. Large Cap Buffer10 Mar ETF	AllianzIM U.S. Large Cap Buffer20 Mar ETF
	For the Six Months Ended April 30, 2023* (unaudited)	For the Six Months Ended April 30, 2023* (unaudited)	For the Six Months Ended April 30, 2023** (unaudited)	For the Six Months Ended April 30, 2023** (unaudited)
NET ASSET VALUE, Beginning of Period	$25.00	$25.00	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.04)	(0.04)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	0.64	0.55	1.07	0.80
Total income (loss) from operations	0.60	0.51	1.04	0.77
NET ASSET VALUE, End of Period	$25.60	$25.51	$26.04	$25.77
MARKET PRICE, End of Period	$25.59	$25.56	$26.00	$25.74
NET ASSET VALUE, Total Return(b)	2.41%	2.05%	4.14%	3.07%
MARKET PRICE, Total Return(c)	2.38%	2.24%	4.02%	2.96%
Net assets, End of Period ($ thousands)	$32,002	$55,490	$8,461	$28,344
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%†	0.74%†
Net Investment Income	(0.71)%†	(0.71)%†	(0.74)%†	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on January 31, 2023.
**	The Fund commenced operations on February 28, 2023.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Apr ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$27.23	$25.83	$28.06	$26.20	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.10)	(0.02)	(0.21)	(0.20)	(0.07)
Net realized and unrealized gain (loss)	2.79	1.42	(2.02)	3.28	1.27
Total income (loss) from operations	2.69	1.40	(2.23)	3.08	1.20
Distributions:
From net realized gains	—	—	—	(1.22)	—
NET ASSET VALUE, End of Period	$29.92	$27.23	$25.83	$28.06	$26.20
MARKET PRICE, End of Period	$29.87	$27.19	$25.70	$28.04	$26.27
NET ASSET VALUE, Total Return(b)	9.88%	5.41%	(7.94)%	12.13%	4.78%
MARKET PRICE, Total Return(c)	9.86%	5.81%	(8.37)%	11.77%	5.07%
Net assets, End of Period ($ thousands)	$39,638	$18,377	$17,434	$15,431	$3,274
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.73)%†	(0.74)%†	(0.74)%	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—

*	The Fund commenced operations on May 28, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Apr ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$25.98	$25.16	$26.49	$25.69	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.10)	(0.02)	(0.19)	(0.20)	(0.06)
Net realized and unrealized gain (loss)	1.41	0.84	(1.14)	1.70	0.75
Total income (loss) from operations	1.31	0.82	(1.33)	1.50	0.69
Distributions:
From net realized gains	—	—	—	(0.70)	—
NET ASSET VALUE, End of Period	$27.29	$25.98	$25.16	$26.49	$25.69
MARKET PRICE, End of Period	$27.24	$25.95	$25.05	$26.53	$25.75
NET ASSET VALUE, Total Return(b)	5.01%	3.29%	(5.02)%	5.90%	2.78%
MARKET PRICE, Total Return(c)	4.97%	3.62%	(5.57)%	5.81%	3.02%
Net assets, End of Period ($ thousands)	$156,999	$58,566	$57,961	$23,281	$3,315
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.73)%†	(0.74)%†	(0.74)%	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—

*	The Fund commenced operations on May 28, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 May ETF	AllianzIM U.S. Large Cap Buffer20 May ETF
	For the Six Months Ended April 30, 2023* (unaudited)	For the Six Months Ended April 30, 2023* (unaudited)
NET ASSET VALUE, Beginning of Period	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	—	—
Net realized and unrealized gain (loss)	(0.01)	(0.01)
Total income (loss) from operations	(0.01)	(0.01)
NET ASSET VALUE, End of Period	$24.99	$24.99
MARKET PRICE, End of Period	—	—
NET ASSET VALUE, Total Return(b)	(0.04)%	(0.04)%
MARKET PRICE, Total Return(c)	—	—
Net assets, End of Period ($ thousands)	$4,998	$4,998
Ratios of Average Net Assets
Net Expenses	—	—
Net Investment Income	—	—
Portfolio turnover(d)	—	—

*	The Fund commenced operations on April 28, 2023.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Jul ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$27.65	$26.22	$27.87	$26.17	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.10)	(0.02)	(0.21)	(0.21)	(0.05)
Net realized and unrealized gain (loss)	2.08	1.45	(1.44)	2.94	1.22
Total income (loss) from operations	1.98	1.43	(1.65)	2.73	1.17
Distributions:
From net realized gains	—	—	—	(1.03)	—
NET ASSET VALUE, End of Period	$29.63	$27.65	$26.22	$27.87	$26.17
MARKET PRICE, End of Period	$29.60	$27.70	$26.13	$27.85	$26.27
NET ASSET VALUE, Total Return(b)	7.16%	5.47%	(5.92)%	10.64%	4.68%
MARKET PRICE, Total Return(c)	6.84%	6.04%	(6.19)%	10.14%	5.08%
Net assets, End of Period ($ thousands)	$57,784	$44,935	$38,015	$32,745	$3,271
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.74)%†	(0.74)%†	(0.74)%	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—

*	The Fund commenced operations on June 30, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Jul ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$26.70	$25.77	$26.47	$25.68	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.10)	(0.02)	(0.20)	(0.20)	(0.05)
Net realized and unrealized gain (loss)	1.96	0.95	(0.50)	1.57	0.73
Total income (loss) from operations	1.86	0.93	(0.70)	1.37	0.68
Distributions:
From net realized gains	—	—	—	(0.58)	—
NET ASSET VALUE, End of Period	$28.56	$26.70	$25.77	$26.47	$25.68
MARKET PRICE, End of Period	$28.49	$26.75	$25.76	$26.51	$25.76
NET ASSET VALUE, Total Return(b)	6.98%	3.59%	(2.66)%	5.43%	2.72%
MARKET PRICE, Total Return(c)	6.52%	3.82%	(2.83)%	5.23%	3.06%
Net assets, End of Period ($ thousands)	$121,388	$122,808	$112,104	$43,021	$3,852
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.74)%†	(0.74)%†	(0.74)%	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—

*	The Fund commenced operations on June 30, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Oct ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$27.95	$26.63	$28.80	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.10)	(0.02)	(0.21)	(0.20)	—
Net realized and unrealized gain (loss)	2.69	1.34	(1.96)	4.00	—
Total income (loss) from operations	2.59	1.32	(2.17)	3.80	—
NET ASSET VALUE, End of Period	$30.54	$27.95	$26.63	$28.80	$25.00
MARKET PRICE, End of Period	$30.53	$28.05	$26.71	$28.84	—
NET ASSET VALUE, Total Return(b)	9.26%	4.97%	(7.54)%	15.23%	—
MARKET PRICE, Total Return(c)	8.82%	5.01%	(7.37)%	15.35%	—
Net assets, End of Period ($ thousands)	$66,428	$64,294	$43,941	$39,606	$24,998
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%	0.74%	—
Net Investment Income	(0.71)%†	(0.72)%†	(0.74)%	(0.74)%	—
Portfolio turnover(d)	—	—	—	—	—

*	The Fund commenced operations on September 30, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Oct ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$27.46	$26.69	$26.89	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.10)	(0.02)	(0.20)	(0.19)	—
Net realized and unrealized gain (loss)	2.13	0.79	—	2.08	—
Total income (loss) from operations	2.03	0.77	(0.20)	1.89	—
NET ASSET VALUE, End of Period	$29.49	$27.46	$26.69	$26.89	$25.00
MARKET PRICE, End of Period	$29.46	$27.52	$26.75	$26.92	—
NET ASSET VALUE, Total Return(b)	7.41%	2.90%	(0.75)%	7.57%	—
MARKET PRICE, Total Return(c)	7.04%	2.91%	(0.65)%	7.68%	—
Net assets, End of Period ($ thousands)	$141,574	$155,835	$87,396	$30,922	$24,998
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%	0.74%	—
Net Investment Income	(0.71)%†	(0.72)%†	(0.74)%	(0.74)%	—
Portfolio turnover(d)	—	—	—	—	—

*	The Fund commenced operations on September 30, 2020.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Nov ETF		AllianzIM U.S. Large Cap Buffer20 Nov ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Period Ended October 31, 2022*	For the Six Months Ended April 30, 2023 (unaudited)	For the Period Ended October 31, 2022*
NET ASSET VALUE, Beginning of Period	$24.99	$25.00	$24.99	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.09)	—	(0.09)	—
Net realized and unrealized gain (loss)	2.01	(0.01)	1.81	(0.01)
Total income (loss) from operations	1.92	(0.01)	1.72	(0.01)
NET ASSET VALUE, End of Period	$26.91	$24.99	$26.71	$24.99
MARKET PRICE, End of Period	$26.91	—	$26.67	—
NET ASSET VALUE, Total Return(b)	7.65%	(0.04)%	6.83%	(0.04)%
MARKET PRICE, Total Return(c)	7.62%	—	6.66%	—
Net assets, End of Period ($ thousands)	$16,820	$4,998	$34,051	$4,998
Ratios of Average Net Assets
Net Expenses	0.74%†	—	0.74%†	—
Net Investment Income	(0.71)%†	—	(0.71)%†	—
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on October 31, 2022.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Dec ETF	AllianzIM U.S. Large Cap Buffer20 Dec ETF
	For the Six Months Ended April 30, 2023* (unaudited)	For the Six Months Ended April 30, 2023* (unaudited)
NET ASSET VALUE, Beginning of Period	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.07)	(0.07)
Net realized and unrealized gain (loss)	0.78	0.87
Total income (loss) from operations	0.71	0.80
NET ASSET VALUE, End of Period	$25.71	$25.80
MARKET PRICE, End of Period	$25.69	$25.78
NET ASSET VALUE, Total Return(b)	2.84%	3.19%
MARKET PRICE, Total Return(c)	2.74%	3.14%
Net assets, End of Period ($ thousands)	$17,354	$134,142
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†
Net Investment Income	(0.71)%†	(0.71)%†
Portfolio turnover(d)	—	—

*	The Fund commenced operations on November 30, 2022.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Period Ended October 31, 2022+	For the Period Ended September 30, 2022*
NET ASSET VALUE, Beginning of Period	$22.90	$21.89	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.08)	(0.01)	(0.13)
Net realized and unrealized gain (loss)	1.24	1.02	(2.98)
Total income (loss) from operations	1.16	1.01	(3.11)
NET ASSET VALUE, End of Period	$24.06	$22.90	$21.89
MARKET PRICE, End of Period	$24.02	$22.90	$21.88
NET ASSET VALUE, Total Return(b)	5.07%	4.61%	(12.43)%
MARKET PRICE, Total Return(c)	4.87%	4.70%	(12.50)%
Net assets, End of Period ($ thousands)	$49,329	$26,909	$25,177
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%†
Net Investment Income	(0.72)%†	(0.74)%†	(0.74)%†
Portfolio turnover(d)	—	—	—

*	The Fund commenced operations on December 31, 2021.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Period Ended September 30, 2021*
NET ASSET VALUE, Beginning of Period	$24.23	$23.26	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.09)	(0.01)	(0.19)	—
Net realized and unrealized gain (loss)	2.39	0.98	(1.55)	—**
Total income (loss) from operations	2.30	0.97	(1.74)	—
NET ASSET VALUE, End of Period	$26.53	$24.23	$23.26	$25.00
MARKET PRICE, End of Period	$26.52	$24.24	$23.32	—
NET ASSET VALUE, Total Return(b)	9.49%	4.16%	(6.96)%	—
MARKET PRICE, Total Return(c)	9.39%	3.94%	(6.70)%	—
Net assets, End of Period ($ thousands)	$69,632	$33,918	$26,748	$14,998
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%	—
Net Investment Income	(0.71)%†	(0.72)%†	(0.74)%	—
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on September 30, 2021.
**	Rounds to less than $0.005.
+	Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2023 (unaudited)

NOTE 1 – ORGANIZATION

The AIM ETF Products Trust (the ‘‘Trust’’) is a Delaware statutory trust organized on December 17, 2019. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The Trust currently offers shares of twenty separate series: AllianzIM U.S. Large Cap Buffer10 Jan ETF, AllianzIM U.S. Large Cap Buffer20 Jan ETF, AllianzIM U.S. Large Cap Buffer10 Feb ETF, AllianzIM U.S. Large Cap Buffer20 Feb ETF, AllianzIM U.S. Large Cap Buffer10 Mar ETF , AllianzIM U.S. Large Cap Buffer20 Mar ETF, AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer10 May ETF, AllianzIM U.S. Large Cap Buffer20 May ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap Buffer20 Oct ETF, AllianzIM U.S. Large Cap Buffer10 Nov ETF, AllianzIM U.S. Large Cap Buffer20 Nov ETF, AllianzIM U.S. Large Cap Buffer10 Dec ETF, AllianzIM U.S. Large Cap Buffer20 Dec ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (each, a ‘‘Fund’’ and collectively, the ‘‘Funds’’). AllianzIM U.S. Large Cap Buffer10 Dec ETF and AllianzIM U.S. Large Cap Buffer20 Dec ETF commenced operations on November 30, 2022. AllianzIM U.S. Large Cap Buffer10 Feb ETF and AllianzIM U.S. Large Cap Buffer20 Feb ETF commenced operations on January 31, 2023. AllianzIM U.S. Large Cap Buffer10 Mar ETF and AllianzIM U.S. Large Cap Buffer20 Mar ETF commenced operations on February 28, 2023. AllianzIM U.S. Large Cap Buffer10 May ETF and AllianzIM U.S. Large Cap Buffer20 May ETF commenced operations on April 28, 2023. Each Fund is a non-diversified series of the Trust. The Funds’ investment adviser is Allianz Investment Management LLC (the ‘‘Adviser’’). The Funds’ distributor is Foreside Fund Services, LLC (the ‘‘Distributor’’). Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31, except for the AllianzIM U.S. Large Cap Buffer10 Feb ETF, AllianzIM U.S. Large Cap Buffer20 Feb ETF, AllianzIM U.S. Large Cap Buffer10 Mar ETF , AllianzIM U.S. Large Cap Buffer20 Mar ETF, AllianzIM U.S. Large Cap Buffer10 May ETF, AllianzIM U.S. Large Cap Buffer20 May ETF, AllianzIM U.S. Large Cap Buffer10 Nov ETF and AllianzIM U.S. Large Cap Buffer20 Nov ETF, which already have a fiscal year end of October 31.

Effective January 1, 2023, the investment objectives and investment strategies of AllianzIM U.S. Large Cap Buffer10 Jan ETF, AllianzIM U.S. Large Cap Buffer20 Jan ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF were revised to change the underlying reference asset of the FLexible EXchange® Options (‘‘FLEX Options’’) in which the Funds invest from the S&P 500® Price Return Index (the ‘‘S&P 500 Price Index’’) to the SPDR® S&P 500® ETF Trust (the ‘‘Underlying ETF’’).

Effective April 1, 2023, the investment objectives and investment strategies of AllianzIM U.S. Large Cap Buffer10 Apr ETF and AllianzIM U.S. Large Cap Buffer20 Apr ETF were revised to change the underlying reference asset of the FLEX Options in which the Funds invest from the S&P 500® Price Index to the Underlying ETF.

AllianzIM U.S. Large Cap Buffer10 Jul ETF seeks to match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the returns of the S&P 500 Price Index, up to a specified upside Cap, while providing a Buffer against the first 10% of S&P 500 Price Index losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.

AllianzIM U.S. Large Cap Buffer20 Jul ETF seeks to match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the returns of the S&P 500 Price Index, up to a specified upside Cap, while providing a Buffer against the first 20% of S&P 500 Price Index losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.

AllianzIM U.S. Large Cap Buffer10 Jan ETF, AllianzIM U.S. Large Cap Buffer10 Feb ETF, AllianzIM U.S. Large Cap Buffer10 Mar ETF, AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer10 May ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap Buffer10 Nov ETF, AllianzIM U.S. Large Cap Buffer10 Dec ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF seek to match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the share price returns of the Underlying ETF, up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.

AllianzIM U.S. Large Cap Buffer20 Jan ETF, AllianzIM U.S. Large Cap Buffer20 Feb ETF, AllianzIM U.S. Large Cap Buffer20 Mar ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer20 May ETF, AllianzIM U.S. Large Cap Buffer20 Oct ETF, AllianzIM U.S. Large Cap Buffer20 Nov ETF and AllianzIM U.S. Large Cap Buffer20 Dec ETF seek to

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2023 (unaudited) (continued)

match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the share price returns of the Underlying ETF, up to a specified upside Cap, while providing a Buffer against the first 20% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. The Funds that invest in FLEX Options on the Underlying ETF will not receive or benefit from any dividend payments made by the Underlying ETF.

Each Fund is a separate series of the Trust, and each Share of a Fund represents an equal proportionate interest in the Fund. All consideration received by the Trust for a Fund’s Shares and all assets of a Fund belong solely to that Fund and would be subject to liabilities related thereto.

The net asset value (‘‘NAV’’) is determined as of the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (‘‘NYSE’’ or ‘‘Exchange’’) is open for business. NAV is calculated for each Fund by taking the value of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per share. The Board has designated the Adviser to perform each Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The Adviser’s fair valuation process is subject to the oversight of the Board.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (‘‘GAAP’’), which require the use of estimates and assumptions to be made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

a.       Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (‘‘FASB’’) Accounting Standards Codification (‘‘ASC’’). Each Fund is an investment company and follows the accounting and reporting guidance in FASB Accounting Standards Codification Topic 946 ‘‘Financial Services – Investment Companies.’’

b.       Investment Valuation

The Funds’ investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act. As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Funds’ assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and written by the Funds generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2023 (unaudited) (continued)

there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following tables summarize the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of April 30, 2023:

AllianzIM U.S. Large Cap Buffer10 Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$77,804,733	$—	$77,804,733
Option Purchased - Puts	—	2,274,385	—	2,274,385
Short-Term Investments
Time Deposits	541,971	—	—	541,971
Total Assets	$541,971	$80,079,118	$—	$80,621,089
Liabilities
Call Options Written	$—	$(763,180)	$—	$(763,180)
Put Options Written	—	(1,224,672)	—	(1,224,672)
Total Liabilities	$—	$(1,987,852)	$—	$(1,987,852)

AllianzIM U.S. Large Cap Buffer20 Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$101,414,521	$—	$101,414,521
Option Purchased - Puts	—	2,968,596	—	2,968,596
Short-Term Investments
Time Deposits	731,144	—	—	731,144
Total Assets	$731,144	$104,383,117	$—	$105,114,261
Liabilities
Call Options Written	$—	$(3,562,241)	$—	$(3,562,241)
Put Options Written	—	(874,036)	—	(874,036)
Total Liabilities	$—	$(4,436,277)	$—	$(4,436,277)

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2023 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer10 Feb ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$31,409,836	$—	$31,409,836
Option Purchased - Puts	—	1,416,360	—	1,416,360
Short-Term Investments
Time Deposits	217,914	—	—	217,914
Total Assets	$217,914	$32,826,196	$—	$33,044,110
Liabilities
Call Options Written	$—	$(213,720)	$—	$(213,720)
Put Options Written	—	(774,545)	—	(774,545)
Total Liabilities	$—	$(988,265)	$—	$(988,265)

AllianzIM U.S. Large Cap Buffer20 Feb ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$54,604,697	$—	$54,604,697
Option Purchased - Puts	—	2,465,375	—	2,465,375
Short-Term Investments
Time Deposits	416,954	—	—	416,954
Total Assets	$416,954	$57,070,072	$—	$57,487,026
Liabilities
Call Options Written	$—	$(1,195,799)	$—	$(1,195,799)
Put Options Written	—	(718,076)	—	(718,076)
Total Liabilities	$—	$(1,913,875)	$—	$(1,913,875)

AllianzIM U.S. Large Cap Buffer10 Mar ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$8,380,410	$—	$8,380,410
Option Purchased - Puts	—	345,329	—	345,329
Total Assets	$—	$8,725,739	$—	$8,725,739
Liabilities
Call Options Written	$—	$(117,246)	$—	$(117,246)
Put Options Written	—	(195,756)	—	(195,756)
Total Liabilities	$—	$(313,002)	$—	$(313,002)

AllianzIM U.S. Large Cap Buffer20 Mar ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$28,368,103	$—	$28,368,103
Option Purchased - Puts	—	1,170,362	—	1,170,362
Short-Term Investments
Time Deposits	196,358	—	—	196,358
Total Assets	$196,358	$29,538,465	$—	$29,734,823
Liabilities
Call Options Written	$—	$(994,932)	$—	$(994,932)
Put Options Written	—	(367,452)	—	(367,452)
Total Liabilities	$—	$(1,362,384)	$—	$(1,362,384)

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2023 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer10 Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$38,903,768	$—	$38,903,768
Option Purchased - Puts	—	2,071,156	—	2,071,156
Short-Term Investments
Time Deposits	313,260	—	—	313,260
Total Assets	$313,260	$40,974,924	$—	$41,288,184
Liabilities
Call Options Written	$—	$(439,157)	$—	$(439,157)
Put Options Written	—	(1,192,088)	—	(1,192,088)
Total Liabilities	$—	$(1,631,245)	$—	$(1,631,245)

AllianzIM U.S. Large Cap Buffer20 Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$154,622,924	$—	$154,622,924
Option Purchased - Puts	8,290,464	—	—	8,290,464
Short-Term Investments
Time Deposits	1,162,875	—	—	1,162,875
Total Assets	$9,453,339	$154,622,924	$—	$164,076,263
Liabilities
Call Options Written	$—	$(4,404,916)	$—	$(4,404,916)
Put Options Written	(2,596,464)	—	—	(2,596,464)
Total Liabilities	$(2,596,464)	$(4,404,916)	$—	$(7,001,380)

AllianzIM U.S. Large Cap Buffer10 May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$4,881,480	$—	$—	$4,881,480
Option Purchased - Puts	294,600	—	—	294,600
Total Assets	$5,176,080	$—	$—	$5,176,080
Liabilities
Call Options Written	$(48,600)	$—	$—	$(48,600)
Put Options Written	(173,280)	—	—	(173,280)
Total Liabilities	$(221,880)	$—	$—	$(221,880)

AllianzIM U.S. Large Cap Buffer20 May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$4,881,000	$—	$—	$4,881,000
Option Purchased - Puts	294,960	—	—	294,960
Total Assets	$5,175,960	$—	$—	$5,175,960
Liabilities
Call Options Written	$(125,880)	$—	$—	$(125,880)
Put Options Written	(96,360)	—	—	(96,360)
Total Liabilities	$(222,240)	$—	$—	$(222,240)

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2023 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer10 Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$47,913,247	$—	$47,913,247
Option Purchased - Puts	—	10,283,006	—	10,283,006
Short-Term Investments
Time Deposits	25,856	—	—	25,856
Total Assets	$25,856	$58,196,253	$—	$58,222,109
Liabilities
Call Options Written	$—	$(19,918)	$—	$(19,918)
Put Options Written	—	(129,605)	—	(129,605)
Total Liabilities	$—	$(149,523)	$—	$(149,523)

AllianzIM U.S. Large Cap Buffer20 Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$101,578,413	$—	$101,578,413
Option Purchased - Puts	—	21,803,965	—	21,803,965
Short-Term Investments
Time Deposits	7,712	—	—	7,712
Total Assets	$7,712	$123,382,378	$—	$123,390,090
Liabilities
Call Options Written	$—	$(1,124,167)	$—	$(1,124,167)
Put Options Written	—	(159,728)	—	(159,728)
Total Liabilities	$—	$(1,283,895)	$—	$(1,283,895)

AllianzIM U.S. Large Cap Buffer10 Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$66,565,355	$—	$66,565,355
Option Purchased - Puts	—	779,339	—	779,339
Short-Term Investments
Time Deposits	428,679	—	—	428,679
Total Assets	$428,679	$67,344,694	$—	$67,773,373
Liabilities
Call Options Written	$—	$(665,247)	$—	$(665,247)
Put Options Written	—	(401,267)	—	(401,267)
Total Liabilities	$—	$(1,066,514)	$—	$(1,066,514)

AllianzIM U.S. Large Cap Buffer20 Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$147,152,120	$—	$147,152,120
Option Purchased - Puts	—	1,725,763	—	1,725,763
Short-Term Investments
Time Deposits	968,305	—	—	968,305
Total Assets	$968,305	$148,877,883	$—	$149,846,188
Liabilities
Call Options Written	$—	$(7,114,946)	$—	$(7,114,946)
Put Options Written	—	(503,403)	—	(503,403)
Total Liabilities	$—	$(7,618,349)	$—	$(7,618,349)

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2023 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer10 Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$16,573,611	$—	$16,573,611
Option Purchased - Puts	—	404,250	—	404,250
Short-Term Investments
Time Deposits	132,705	—	—	132,705
Total Assets	$132,705	$16,977,861	$—	$17,110,566
Liabilities
Call Options Written	$—	$(33,516)	$—	$(33,516)
Put Options Written	—	(200,836)	—	(200,836)
Total Liabilities	$—	$(234,352)	$—	$(234,352)

AllianzIM U.S. Large Cap Buffer20 Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$33,841,417	$—	$33,841,417
Option Purchased - Puts	—	826,708	—	826,708
Short-Term Investments
Time Deposits	250,602	—	—	250,602
Total Assets	$250,602	$34,668,125	$—	$34,918,727
Liabilities
Call Options Written	$—	$(535,408)	$—	$(535,408)
Put Options Written	—	(212,570)	—	(212,570)
Total Liabilities	$—	$(747,978)	$—	$(747,978)

AllianzIM U.S. Large Cap Buffer10 Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$16,984,992	$—	$16,984,992
Option Purchased - Puts	—	661,746	—	661,746
Short-Term Investments
Time Deposits	133,332	—	—	133,332
Total Assets	$133,332	$17,646,738	$—	$17,780,070
Liabilities
Call Options Written	$—	$(29,783)	$—	$(29,783)
Put Options Written	—	(334,260)	—	(334,260)
Total Liabilities	$—	$(364,043)	$—	$(364,043)

AllianzIM U.S. Large Cap Buffer20 Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$130,739,282	$—	$130,739,282
Option Purchased - Puts	—	5,100,921	—	5,100,921
Short-Term Investments
Time Deposits	959,516	—	—	959,516
Total Assets	$959,516	$135,840,203	$—	$136,799,719
Liabilities
Call Options Written	$—	$(1,053,973)	$—	$(1,053,973)
Put Options Written	—	(1,296,822)	—	(1,296,822)
Total Liabilities	$—	$(2,350,795)	$—	$(2,350,795)

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2023 (unaudited) (continued)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$49,619,020	$—	$49,619,020
Option Purchased - Puts	—	332,146	—	332,146
Short-Term Investments
Time Deposits	335,311	—	—	335,311
Total Assets	$335,311	$49,951,166	$—	$50,286,477
Liabilities
Call Options Written	$—	$(762,777)	$—	$(762,777)
Put Options Written	—	(100,160)	—	(100,160)
Total Liabilities	$—	$(862,937)	$—	$(862,937)

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$68,881,848	$—	$68,881,848
Option Purchased - Puts	—	2,298,660	—	2,298,660
Short-Term Investments
Time Deposits	502,970	—	—	502,970
Total Assets	$502,970	$71,180,508	$—	$71,683,478
Liabilities
Call Options Written	$—	$(1,003,111)	$—	$(1,003,111)
Put Options Written	—	(1,012,637)	—	(1,012,637)
Total Liabilities	$—	$(2,015,748)	$—	$(2,015,748)

c.       Derivatives

FLEX Options - Each Fund intends to invest substantially all of its assets in FLEX Options on either the S&P 500 Price Index or the Underlying ETF (as described above). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (‘‘OCC’’), a market clearinghouse.

Options on an Index or ETF - The FLEX Options in which each Fund invests are both purchased and written put and call options on either the S&P 500 Price Index or the Underlying ETF. The Funds may also invest in other types of options. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price.

The Funds purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right, but not the obligation, to sell an asset (or, in the case of certain put options, to receive a cash settlement equal to the amount by which the strike price of the option exceeds the value of the asset, times a specified multiple) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or, in the case of an certain put options, to deliver a cash settlement equal to the amount by which the strike price of the option exceeds the value of the asset, times a specified multiple) at a certain defined price. Call options give the holder (i.e., the buyer) the right, but not the obligation, to buy an asset (or, in the case of certain call options, to receive a cash settlement equal to the amount by which the value of the asset exceeds the strike price of the option, times a specified multiple) and the seller (i.e., the writer) the obligation to sell the asset (or, in the case of certain call options, to deliver a cash settlement equal to the amount by which the value of the asset exceeds the strike price of the option, times a specified multiple) at a certain defined price.

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2023 (unaudited) (continued)

d. Summary of Derivatives Information

The following tables present the value of derivatives held as of April 30, 2023, by the primary underlying risk exposure and respective location in the Statements of Assets and Liabilities:

AllianzIM U.S. Large Cap Buffer10 Jan ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$80,079,118	$—
Gross Liabilities:
Equity contracts	$—	$(1,987,852)

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$104,383,117	$—
Gross Liabilities:
Equity contracts	$—	$(4,436,277)

AllianzIM U.S. Large Cap Buffer10 Feb ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$32,826,196	$—
Gross Liabilities:
Equity contracts	$—	$(988,265)

AllianzIM U.S. Large Cap Buffer20 Feb ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$57,070,072	$—
Gross Liabilities:
Equity contracts	$—	$(1,913,875)

AllianzIM U.S. Large Cap Buffer10 Mar ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$8,725,739	$—
Gross Liabilities:
Equity contracts	$—	$(313,002)

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2023 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer20 Mar ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$29,538,465	$—
Gross Liabilities:
Equity contracts	$—	$(1,362,384)

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$40,974,924	$—
Gross Liabilities:
Equity contracts	$—	$(1,631,245)

AllianzIM U.S. Large Cap Buffer20 Apr ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$162,913,388	$—
Gross Liabilities:
Equity contracts	$—	$(7,001,380)

AllianzIM U.S. Large Cap Buffer10 May ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$5,176,080	$—
Gross Liabilities:
Equity contracts	$—	$(221,880)

AllianzIM U.S. Large Cap Buffer20 May ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$5,175,960	$—
Gross Liabilities:
Equity contracts	$—	$(222,240)

AllianzIM U.S. Large Cap Buffer10 Jul ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$58,196,253	$—
Gross Liabilities:
Equity contracts	$—	$(149,523)

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2023 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer20 Jul ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$123,382,378	$—
Gross Liabilities:
Equity contracts	$—	$(1,283,895)

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$67,344,694	$—
Gross Liabilities:
Equity contracts	$—	$(1,066,514)

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$148,877,883	$—
Gross Liabilities:
Equity contracts	$—	$(7,618,349)

AllianzIM U.S. Large Cap Buffer10 Nov ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$16,977,861	$—
Gross Liabilities:
Equity contracts	$—	$(234,352)

AllianzIM U.S. Large Cap Buffer20 Nov ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$34,668,125	$—
Gross Liabilities:
Equity contracts	$—	$(747,978)

AllianzIM U.S. Large Cap Buffer10 Dec ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$17,646,738	$—
Gross Liabilities:
Equity contracts	$—	$(364,043)

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2023 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer20 Dec ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$135,840,203	$—
Gross Liabilities:
Equity contracts	$—	$(2,350,795)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$49,951,166	$—
Gross Liabilities:
Equity contracts	$—	$(862,937)

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$71,180,508	$—
Gross Liabilities:
Equity contracts	$—	$(2,015,748)

The following tables present the effect of derivatives in the Statements of Operations for the period ended April 30, 2023, by primary underlying risk exposure:

AllianzIM U.S. Large Cap Buffer10 Jan ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(22,381,304)	$(1,773,352)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$26,441,654	$3,792,891

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(20,496,975)	$1,792,633
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$24,930,058	$511,604

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2023 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer10 Feb ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(89,537)	$(1,784)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$183,496	$428,917

AllianzIM U.S. Large Cap Buffer20 Feb ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$342	$(101)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$482,696	$588,078

AllianzIM U.S. Large Cap Buffer10 Mar ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$—	$—
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$280,126	$60,861

AllianzIM U.S. Large Cap Buffer20 Mar ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$—	$—
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$910,117	$(86,721)

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(5,368,830)	$1,146,658
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$5,613,707	$465,012

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2023 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer20 Apr ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(13,220,162)	$3,278,452
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$14,252,143	$(199,009)

AllianzIM U.S. Large Cap Buffer10 May ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$—	$—
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(924)	$(924)

AllianzIM U.S. Large Cap Buffer20 May ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$—	$—
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(924)	$(924)

AllianzIM U.S. Large Cap Buffer10 Jul ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$176,707	$83,325
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$443,908	$3,174,557

AllianzIM U.S. Large Cap Buffer20 Jul ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$408,714	$1,008,082
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$930,871	$6,764,035

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2023 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(95,261)	$89,353
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$2,984,368	$3,103,470

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$29,647	$(11,697)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$6,808,240	$4,748,870

AllianzIM U.S. Large Cap Buffer10 Nov ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(89,740)	$15,985
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$502,101	$707,455

AllianzIM U.S. Large Cap Buffer20 Nov ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(185,796)	$65,181
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$1,188,061	$1,283,211

AllianzIM U.S. Large Cap Buffer10 Dec ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(214,180)	$174,496
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$446,775	$616,447

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2023 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer20 Dec ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(131,960)	$(3,477)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$1,821,062	$3,319,046

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(3,163,522)	$677,563
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$4,435,449	$895,533

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$1,770,091	$1,625,314
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(759,850)	$618,247

Derivatives Volume

The tables below disclose the monthly average volume of the Funds’ options contracts traded during the period ended April 30, 2023:

	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Jan ETF	AllianzIM U.S. Large Cap Buffer10 Feb ETF(1)	AllianzIM U.S. Large Cap Buffer20 Feb ETF(1)	AllianzIM U.S. Large Cap Buffer10 Mar ETF(2)
Purchased Options:
Average Contracts	265	321	125	196	35
Options Written:
Average Contracts	276	328	125	196	35

(1)    Positions were opened for the period January 31, 2023 (commencement of operations) through April 30, 2023.

(2)    Positions were opened for the period February 28, 2023 (commencement of operations) through April 30, 2023.

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2023 (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer20 Mar ETF(1)	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF	AllianzIM U.S. Large Cap Buffer10 May ETF(2)	AllianzIM U.S. Large Cap Buffer20 May ETF(2)
Purchased Options:
Average Contracts	101	48	188	24	24
Options Written:
Average Contracts	101	53	207	24	24

	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF	AllianzIM U.S. Large Cap Buffer10 Nov ETF
Purchased Options:
Average Contracts	111	158	340	812	72
Options Written:
Average Contracts	139	197	340	812	72

	AllianzIM U.S. Large Cap Buffer20 Nov ETF	AllianzIM U.S. Large Cap Buffer10 Dec ETF(3)	AllianzIM U.S. Large Cap Buffer20 Dec ETF(3)	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Purchased Options:
Average Contracts	153	92	450	149	199
Options Written:
Average Contracts	153	92	450	152	199

(1)    Positions were opened for the period February 28, 2023 (commencement of operations) through April 30, 2023.

(2)    Positions were opened for the period April 28, 2023 (commencement of operations) through April 30, 2023.

(3)    Positions were opened for the period November 30, 2022 (commencement of operations) through April 30, 2023.

e.       Securities Transactions and Net Investment Income

Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when a Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expenses.

f.       Cash Equivalents and Temporary Investments

Each Fund may invest in securities with maturities of less than one year or cash equivalents, including money market funds, or each may hold cash.

g.       Dividend Distributions

The Funds expect to declare and distribute all of their net investment income, if any, to shareholders as dividends at least annually. The Funds may distribute such dividend income and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Funds.

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2023 (unaudited) (continued)

h.       Reclassification

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share.

i.       Taxes

It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable net investment income and capital gains, if any, to their shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned. Management has reviewed the tax positions and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions for the tax period ended April 30, 2023 and one month ended October 31, 2022. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2023, the Funds did not incur any interest or penalties.

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser, located at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, furnishes investment management services to the Funds pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the ‘‘Advisory Agreement’’), subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (‘‘SEC’’) as an investment adviser under the Investment Advisers Act of 1940, as amended.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee for managing the Funds’ assets at the annual rate listed below. This unitary management fee is designed to pay the Funds’ ordinary operating expenses and to compensate the Adviser for the services it provides to the Funds. Under the Advisory Agreement, the Adviser pays all of the ordinary operating expenses of the Funds, excluding (i) the Funds’ management fees, (ii) acquired fund fees and expenses, (iii) payments under the Funds’ Rule 12b-1 plan (if any), (iv) brokerage expenses (including any costs incidental to transactions in portfolio securities or other instruments), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses (including expenses arising from mergers, acquisitions or similar transactions involving any Fund).

The fee is equal to the 0.74% annual rate of the average daily net assets of each Fund. Management fees are paid at the end of each outcome period.

Other Funds’ Service Providers

Brown Brothers Harriman & Co. (‘‘BBH’’) is the Funds’ administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds and ETFs.

Foreside Fund Services, LLC (the ‘‘Distributor’’), is the distributor for the shares of the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (‘‘FINRA’’).

Foreside Fund Officer Services, LLC provides the Funds with a Principal Financial Officer.

Stradley Ronon Stevens and Young, LLP serves as legal counsel to the Trust.

Cohen & Company, Ltd. serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds and performing tax compliance services.

NOTE 4 – PORTFOLIO SECURITIES

There were no aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the reporting period ended April 30, 2023.

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2023 (unaudited) (continued)

NOTE 5 – PURCHASE AND SALE OF FUND SHARES

The Funds issue and redeem Shares at NAV only with Authorized Participants and only in Creation Units (large blocks of 25,000 Shares) or multiples thereof, generally in exchange for the deposit or delivery of a basket of instruments (including cash in lieu of any portion of such instruments) and/or an amount of cash that each Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable by the Funds.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of April 30, 2023, Allianz Life Insurance Company North America, the parent company of the Adviser (“Allianz Life”), owned more than 25% of the outstanding Shares of AllianzIM U.S. Large Cap Buffer10 Mar ETF, AllianzIM U.S. Large Cap Buffer10 May ETF, AllianzIM U.S. Large Cap Buffer20 May ETF, AllianzIM U.S. Large Cap Buffer10 Nov ETF and AllianzIM U.S. Large Cap Buffer10 Dec ETF.

NOTE 6 – DISTRIBUTIONS AND TAXATION OF THE FUNDS

The Funds intend to elect and qualify each year for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If the Funds meet certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Funds may use the utilization of earnings and profits distributed to shareholders on redemption of shares (in lieu of making some cash distributions) in determining the portion of their income and gains that have been distributed. If the Funds use the utilization of earnings and profits distributed to shareholders on redemption of shares, they will allocate a portion of their undistributed investment company taxable income and net capital gains to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that they distribute in cash. If the IRS determines that the Funds’ allocation is improper and that the Funds have under-distributed their income and gain for any taxable year, the Funds may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Funds fail to satisfy the distribution requirements under the Code as noted above, the Funds will not qualify that year as a RIC.

Distributions to shareholders, which are determined in accordance with federal income tax regulations, and which may differ from GAAP, are recorded on the ex-date. As of October 31, 2022 and September 30, 2022, the following Funds have reclassifications due to permanent book-to-tax differences as a result of net operating losses and the utilization of earnings and profits distributed to shareholders on redemption of shares:

	Paid-in Capital	Total distributable earnings (accumulated loss)	Paid-in Capital	Total distributable earnings (accumulated loss)
	October 31, 2022		September 30, 2022
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$—	$—	$(397,641)	$397,641
AllianzIM U.S. Large Cap Buffer20 Jan ETF	—	—	(628,972)	628,972
AllianzIM U.S. Large Cap Buffer10 Apr ETF	—	—	(115,495)	115,495
AllianzIM U.S. Large Cap Buffer20 Apr ETF	—	—	(267,414)	267,414
AllianzIM U.S. Large Cap Buffer10 Jul ETF	—	—	(185,540)	185,540
AllianzIM U.S. Large Cap Buffer20 Jul ETF	191,107	(191,107)	(273,921)	273,921
AllianzIM U.S. Large Cap Buffer10 Oct ETF	—	—	(315,852)	315,852
AllianzIM U.S. Large Cap Buffer20 Oct ETF	—	—	(345,696)	345,696
AllianzIM U.S. Large Cap Buffer10 Nov ETF	—	—	—	—
AllianzIM U.S. Large Cap Buffer20 Nov ETF	—	—	—	—
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	—	—	(176,539)	176,539
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	—	—	(240,405)	240,405

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2023 (unaudited) (continued)

There were no distributions paid by the Funds during the year or period ended October 31, 2022 or September 30, 2022.

NOTE 7 – INDEMNIFICATION

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 8 – RISK OF INVESTING IN THE FUNDS

The Funds’ investment strategy is different from more typical investment products, and the Funds may be unsuitable for some investors. It is important that investors understand the Funds’ investment strategy before making an investment in the Funds. Investors should carefully review the Funds’ investment objectives, strategies and risks included in the Funds’ prospectus before investing. Risks shown below that are applicable to ETFs, such as the Funds, also apply to the Underlying ETF.

FLEX Options Risk

The Funds will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the S&P 500 Price Index’s value or the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the S&P 500 Price Index’s value or the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the S&P 500 Price Index’s value or the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.

Underlying ETF Risk

The Funds (other than AllianzIM U.S. Large Cap Buffer10 Jul ETF and AllianzIM U.S. Large Cap Buffer20 Jul ETF) invest in FLEX Options that derive their value from the Underlying ETF, and therefore the Funds’ investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Funds’ investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.

Market Risk

The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Funds’ Shares and could result in increased market volatility. During any such events, the Funds’ Shares may trade at increased premiums or discounts to its NAV.

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2023 (unaudited) (continued)

Buffered Loss Risk

There can be no guarantee that the Funds will be successful in implementing their stated Buffer strategy in an Outcome Period. Despite the intended Buffer, a shareholder may lose their entire investment. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index’s value or the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Funds do not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.

Capped Upside Return Risk

The Funds’ strategy seeks to provide returns that match the value of the S&P 500 Price Index or the share price returns of the Underlying ETF at the end of the Outcome Period, subject to each Fund’s stated Cap. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in a Fund held for the entire Outcome Period. In the event that the S&P 500 Price Index or the Underlying ETF experiences gains in excess of a Fund’s stated Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index’s value or the Underlying ETF’s share price has increased, the investor may have little or no opportunity for investment gain on their Shares for that Outcome Period due to the effect of the Cap. The Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.

Investment Objective and Outcome Period Risk

There can be no guarantee that the Funds will be successful in their strategy to provide shareholders with a return that matches that of the S&P 500 Price Index or share price return of the Underlying ETF at the end of an Outcome Period, subject to the Cap and the Buffer. The Funds’ strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Funds seek to achieve for the Outcome Period.

Tax Risk

To maintain its status as a RIC, the Funds must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Funds will enter into. The Funds intend to treat FLEX Options referencing an index as “issued” by the issuer of the securities underlying the index, which would allow the Funds to count the FLEX Options as automatically diversified investments under the Code’s diversification requirements. Based upon the language in the legislative history, the Funds that invest in FLEX Options on the Underlying ETF intend to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow such Funds to qualify for special rules in the RIC diversification requirements. In addition, the Funds intend to treat any income they may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. If the income is not qualifying income or if the FLEX Options are not treated as issued by the issuer of the securities underlying the index or issued by the reference asset, as applicable, the Funds may not qualify, or may be disqualified, as a RIC. If the Funds do not qualify as a RIC for any taxable year and certain relief provisions are not available, the Funds’ taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, if a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Funds issue a dividend (commonly known as “buying a dividend”), the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Valuation Risk

During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Funds, the ability of the Funds to value the FLEX Options becomes more difficult and the judgment of the Adviser or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Funds’ holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Funds to accurately assign a daily value.

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

April 30, 2023 (unaudited) (continued)

Liquidity Risk

In the event that trading in the underlying FLEX Options is limited or absent, the value of the Funds’ FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Cash Transactions Risk

The Funds may issue and redeem creation units of their Shares solely or partially for cash, rather than in-kind for securities and portfolio instruments. As a result, an investment in the Funds may be less tax-efficient than an ETF that transacts principally in-kind. To the extent the Funds effect redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of Shares may result in capital gains or losses and may also result in higher brokerage costs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes, which generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Non-Diversification

The Funds are classified as non-diversified under the 1940 Act. As a result, the Funds are only limited as to the percentage of their assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Funds may invest a relatively high percentage of their assets in a limited number of issuers. As a result, the Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Premium/Discount Risk

The Adviser cannot predict whether Shares will trade on the Exchange below, at or above their NAV because the Shares trade at market prices and not at NAV. Price differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Active Markets Risk

There can be no assurance that an active trading market for the Shares will develop or be maintained. The Funds face numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Funds.

NOTE 9 – SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosure and/or adjustments resulting from subsequent events through the dates the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

AIM ETF PRODUCTS TRUST

Disclosure of Fund Expenses

April 30, 2023 (unaudited)

Example

As a shareholder of a Fund, you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions for the purchases and sales of your Fund Shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from November 1, 2022 until April 30, 2023*.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in a Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the numbers under the heading “Hypothetical Expenses Paid During the Six-Month Period” is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If transaction costs were included, your costs would have been higher.

Fund	Beginning Account Value 11/01/2022	Actual Ending Value 4/30/2023	Actual Expenses Paid During the Period	Hypothetical Ending Account Value 4/30/2023	Hypothetical Expenses Paid During the Six-Month Period(a)	Annualized Expense Ratio
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$1,000.00	$ 1,075.88	$3.81	$1,021.12	$3.71	0.74%
AllianzIM U.S. Large Cap Buffer20 Jan ETF	$1,000.00	$ 1,091.48	$3.84	$1,021.12	$3.71	0.74%
AllianzIM U.S. Large Cap Buffer10 Feb ETF	$1,000.00	$ 1,024.07	$1.83(b)	$1,021.12	$3.71	0.74%
AllianzIM U.S. Large Cap Buffer20 Feb ETF	$1,000.00	$ 1,020.51	$1.82(b)	$1,021.12	$3.71	0.74%
AllianzIM U.S. Large Cap Buffer10 Mar ETF	$1,000.00	$ 1,041.40	$1.26(c)	$1,021.12	$3.71	0.74%
AllianzIM U.S. Large Cap Buffer20 Mar ETF	$1,000.00	$ 1,030.68	$1.26(c)	$1,021.12	$3.71	0.74%

*	The AllianzIM U.S. Large Cap Buffer10 Feb ETF and AllianzIM U.S. Large Cap Buffer20 Feb ETF commenced operations on January 31, 2023. The AllianzIM U.S. Large Cap Buffer10 Mar ETF and AllianzIM U.S. Large Cap Buffer20 Mar ETF commenced operations on February 28, 2023.
(a)	Fund expenses are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 (to reflect the one-half year period).
(b)	Fund expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (89 days) in the most recent fiscal half-year since commencement of operations, then divided by 365 (to reflect the actual year period).
(c)	Fund expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (61 days) in the most recent fiscal half-year since commencement of operations, then divided by 365 (to reflect the actual year period).

AIM ETF PRODUCTS TRUST

Disclosure of Fund Expenses

April 30, 2023 (unaudited) (continued)

Fund	Beginning Account Value 11/01/2022	Actual Ending Value 4/30/2023	Actual Expenses Paid During the Period	Hypothetical Ending Account Value 4/30/2023	Hypothetical Expenses Paid During the Six-Month Period(a)	Annualized Expense Ratio
AllianzIM U.S. Large Cap Buffer10 Apr ETF	$1,000.00	$1,098.78	$3.85	$1,021.12	$3.71	0.74%
AllianzIM U.S. Large Cap Buffer20 Apr ETF	$1,000.00	$1,050.11	$3.76	$1,021.12	$3.71	0.74%
AllianzIM U.S. Large Cap Buffer10 Jul ETF	$1,000.00	$1,071.61	$3.80	$1,021.12	$3.71	0.74%
AllianzIM U.S. Large Cap Buffer20 Jul ETF	$1,000.00	$1,069.84	$3.80	$1,021.12	$3.71	0.74%
AllianzIM U.S. Large Cap Buffer10 Oct ETF	$1,000.00	$1,092.57	$3.84	$1,021.12	$3.71	0.74%
AllianzIM U.S. Large Cap Buffer20 Oct ETF	$1,000.00	$1,074.10	$3.81	$1,021.12	$3.71	0.74%
AllianzIM U.S. Large Cap Buffer10 Nov ETF	$1,000.00	$1,076.49	$3.81	$1,021.12	$3.71	0.74%
AllianzIM U.S. Large Cap Buffer20 Nov ETF	$1,000.00	$1,068.26	$3.79	$1,021.12	$3.71	0.74%
AllianzIM U.S. Large Cap Buffer10 Dec ETF	$1,000.00	$1,028.37	$3.10(d)	$1,021.12	$3.71	0.74%
AllianzIM U.S. Large Cap Buffer20 Dec ETF	$1,000.00	$1,031.86	$3.11(d)	$1,021.12	$3.71	0.74%
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	$1,000.00	$1,050.74	$3.76	$1,021.12	$3.71	0.74%
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	$1,000.00	$1,094.89	$3.84	$1,021.12	$3.71	0.74%

*	The AllianzIM U.S. Large Cap Buffer10 May ETF and AllianzIM U.S. Large Cap Buffer20 May ETF commenced operations on April 28, 2023. The AllianzIM U.S. Large Cap Buffer10 Dec ETF and AllianzIM U.S. Large Cap Buffer20 Dec ETF commenced operations on November 30, 2022.
(a)	Fund expenses are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 (to reflect the one-half year period).
(d)	Fund expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (151 days) in the most recent fiscal half-year since commencement of operations, then divided by 365 (to reflect the actual year period).

AIM ETF PRODUCTS TRUST

Other Information (unaudited)

Proxy Voting Information

Information regarding how the Funds’ voted proxies related to portfolio securities during the most recent 12-month period ended June 30, 2022 is available without charge and upon request by calling 1-877-429-3837, at www.allianzIMetfs.com or on the Security and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov. Proxies for the Funds’ portfolio securities are voted in accordance with the Adviser’s proxy voting policies and procedures, which are set forth in the Trust’s Statement of Additional Information.

Quarterly Portfolio Holdings Information

The Trust files complete schedules of Fund portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Forms N-PORT are available on the SEC’s website at http://www.sec.gov or on the Funds’ website at www.allianzIMetfs.com/regulatory-documents/ or by calling 1-877-429-3837.

AIM ETF PRODUCTS TRUST

Statement Regarding the Trust’s Liquidity Risk Management Program (unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the AIM ETF Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 21, 2023, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2022, through December 31, 2022 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1)	Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;
2)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;
3)	Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and
4)	(i) The relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

AIM ETF PRODUCTS TRUST

Statement Regarding the Trust’s Liquidity Risk Management Program (unaudited) (continued)

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

In-kind creation unit redemptions, if any, are conducted pursuant to the Fund’s Rule 6c-11 and ETF Basket Policies and Procedures.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

AIM ETF PRODUCTS TRUST

Board Approval of the Investment Advisory Agreement (unaudited)

AllianzIM U.S. Large Cap Buffer10 Feb ETF

AllianzIM U.S. Large Cap Buffer20 Feb ETF

AllianzIM U.S. Large Cap Buffer10 Mar ETF

AllianzIM U.S. Large Cap Buffer20 Mar ETF

AllianzIM U.S. Large Cap Buffer10 May ETF

AllianzIM U.S. Large Cap Buffer20 May ETF

AllianzIM U.S. Large Cap Buffer10 Dec ETF

AllianzIM U.S. Large Cap Buffer20 Dec ETF

At an in-person meeting (the “Meeting”) of the Board of Trustees (the “Board”) of AIM ETF Products Trust (the “Trust”) held June 22, 2022, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the investment advisory agreement (the “Agreement”) between Allianz Investment Management LLC (the “Manager”) and the Trust with respect to each of the AllianzIM U.S. Large Cap Buffer10 Feb ETF, AllianzIM U.S. Large Cap Buffer20 Feb ETF, AllianzIM U.S. Large Cap Buffer10 Mar ETF, AllianzIM U.S. Large Cap Buffer20 Mar ETF, AllianzIM U.S. Large Cap Buffer10 May ETF, AllianzIM U.S. Large Cap Buffer20 May ETF, AllianzIM U.S. Large Cap Buffer10 Dec ETF, and AllianzIM U.S. Large Cap Buffer20 Dec ETF (each, a “Fund”), for an initial two-year term.

Under the Agreement, the Manager is obligated to pay all of the ordinary operating expenses of each Fund, except for certain excluded items (the “Unified Fee”). Information relevant to the approval of the Agreement was presented and considered at the Meeting. In considering approval of the Agreement, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice.

The Board, including the Independent Trustees, evaluated the terms of the Agreement, reviewed information provided by the Manager in connection with the Agreement, and reviewed the duties and responsibilities of the Trustees in evaluating and approving the Agreement. The materials provided for the Meeting included: (i) the form of Agreement; (ii) the Manager’s responses to an information request relating to the Agreement and the services thereunder; (iii) financial information relating to the Manager’s estimated profitability in managing each Fund; (iv) information concerning the business, operations and compliance program of the Manager; and (v) a memorandum from independent counsel regarding the role and responsibilities of trustees in considering the approval of investment advisory arrangements. The Board also considered data provided by the Manager, from an unaffiliated third-party database, comparing the proposed advisory fee and projected expense ratio of each Fund with the fees and expenses of a peer group of similar U.S.-listed buffer ETFs (the “Peer Group”). The Board discussed the criteria used by the Manager for selecting the Peer Group and concluded that the data was useful and reliable for the purpose of reviewing the Agreement.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent board members are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and took them into account in its review of the Agreement for each Fund.

Shareholder reports are required to include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below with the Board’s conclusions regarding such factors:

(a)	The nature, extent and quality of services to be provided to each Fund by the Manager. The Board considered the scope of services to be provided under the Agreement. In considering the nature, extent and quality of the services to be provided by the Manager, the Board reviewed the Manager’s compliance infrastructure and the financial strength and resources of the Manager and its parent organization. The Board also reviewed information regarding the qualifications, background and experience of the investment personnel who will be responsible for the day-to-day management of each Fund, including expertise with hedging strategies and derivatives instruments. The Board considered the Manager’s experience as the investment manager to the other series of the Trust as well as to mutual funds underlying variable

AIM ETF PRODUCTS TRUST

Board Approval of the Investment Advisory Agreement (unaudited) (continued)

products and other accounts. The Board also considered the services to be provided to each Fund by the Manager, such as implementation of the Fund’s investment strategy, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Manager based on its experience, personnel, operations and resources.

(b)	The cost of services to be provided to each Fund by the Manager, profitability and economies of scale. The Board reviewed the proposed expense ratio and advisory fee to be paid by each Fund and considered the expense ratios and advisory fees of the Peer Group. The Board noted that each Fund’s advisory fee and net expense ratio were lower than the advisory fees and net expense ratios of all but one of the funds included in the Peer Group, but the Board also took into account that the buffer ETF strategy is relatively new and unique and, therefore, that the Peer Group is relatively limited. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Manager bears all of the ordinary operating expenses of each Fund, except for certain excluded items. The Board concluded that the advisory fee was reasonable.

The Board also evaluated the compensation and benefits expected to be received by the Manager and its affiliates from their relationship with each Fund, taking into account estimates of the Manager’s anticipated profitability. The Board noted that the Manager had borne all of the organizational expenses of each Fund. The Board noted that, because the Funds had not yet commenced operations, it was too early to assess the potential for economies of scale, though the Board determined to address economies of scale when assets under management reached appropriate levels.

(c)	The investment performance of each Fund and the Manager. The Board noted that there was no prior performance of the Funds to consider, but the Board took into account the Manager’s experience managing the other series of the Trust as well as mutual funds underlying variable products and other accounts. The Board noted that such experience demonstrated the Manager’s ability to effectively manage 1940 Act registered investment companies. After considering all of the information, the Board concluded that each Fund and its shareholders were likely to benefit from the Manager’s management.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Agreement, the Board concluded that the advisory fee was reasonable, and that the approval of the Agreement was in the best interest of each Fund. No single factor was determinative to the decision of the Board, and each individual Trustee may have assigned different weights to various factors.

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AIM ETF PRODUCTS TRUST

Investment Adviser

Allianz Investment Management LLC

5701 Golden Hills Drive

Minneapolis, Minnesota 55416

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Administrator, Custodian, Fund Accountant, and Transfer Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, Massachusetts 02110

Legal Counsel

Stradley Ronon Stevens and Young, LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable (b) Not applicable.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not Applicable. This item is only required in an annual report on Form N-CSR.
(a)(2)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(b)	Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM ETF PRODUCTS TRUST

By: (Signature and Title)

/s/ Brian Muench
Brian Muench
Title: President (Principal Executive Officer)
Date: June 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Brian Muench
Brian Muench
Title: President (Principal Executive Officer)
Date: June 26, 2023

By: (Signature and Title)

/s/ Monique Labbe
Monique Labbe
Title: Treasurer (Principal Financial Officer)
Date: June 26, 2023